[LOGO OMITTED]
                                                                         SCUDDER
                                                                     INVESTMENTS

Scudder VIT Small Cap Index Fund
On April 30, 2002, the Fund's name changed from Deutsche VIT Small Cap Index Fund to Scudder VIT Small Cap Index Fund.


                                               Class A and B Shares

                                               Annual Report
                                               December 31, 2002

Scudder VIT Small Cap Index Fund
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TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ......................................  3
              PERFORMANCE COMPARISON ......................................  6

              SCUDDER VIT SMALL CAP INDEX FUND
                 Schedule of Investments ..................................  7
                 Statement of Assets and Liabilities ...................... 26
                 Statement of Operations .................................. 27
                 Statements of Changes in Net Assets ...................... 28
                 Financial Highlights ..................................... 29
                 Notes to Financial Statements ............................ 31
                 Report of Independent Auditors ........................... 35
                 Trustees and Officers of the Trust ....................... 36

                      -----------------------------------
                The Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. The Fund is subject to investment risks, including possible loss of principal amount invested.
                      -----------------------------------

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                                        2

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

In the following interview, Scudder VIT Small Cap Index Fund's portfolio management team discusses the Fund's positioning and market environment during the 12-month period ended December 31, 2002 and offers an outlook for the months ahead.

Q: HOW DID SCUDDER VIT SMALL CAP INDEX FUND PERFORM IN 2002?

A: Scudder VIT Small Cap Index Fund closely tracked its benchmark, the Russell 2000 Index 1, for the 12 months ended December 31, 2002. The fund produced a return of -20.58 percent (Class A shares) for the fiscal year, as compared to -20.48 percent for the benchmark. The broad-based Russell 2000 Index is a group of smaller-company stocks that is not available for direct investment.

For the annual period overall, the small-cap equity market outperformed its large-cap brethren, continuing the trend begun in 1999. With a twelve-month return of -20.48 percent, the Russell 2000 Index outperformed the Standard & Poor's 500 Index2 return of -22.10 percent. Investors continued to seek the lower valuations of small-cap stocks.

Q: WHAT WERE THE PRIMARY FACTORS IMPACTING THE U.S. EQUITY MARKETS DURING THE PAST YEAR?

A: Small-cap equities, like the broader equity markets, declined for the third consecutive year, something that has not occurred for the broad market in more than 60 years. However, the Russell 2000 Index saw divergent performance within the annual period.

During the first quarter of 2002, the Russell 2000 Index rose 3.98 percent, as equities continued the momentum of the fourth quarter of 2001. Equities declined soon after the beginning of the first quarter of 2002, with the decline continuing through mid-February. A rally then started, as the prospects for renewed economic growth rose. Equities responded favorably to statistics that showed the U.S. economy growing at a 1.7 percent rate during the fourth quarter of 2001 fueled by consumer and government spending. The equity rally lasted into March before faltering during the last two weeks of the first quarter of 2002. In the aftermath of the Enron collapse, a credit crunch impacted many companies associated with aggressive accounting practices, including some of the information technology and telecommunications leaders of the late 1990s.

During the second quarter of 2002, the Russell 2000 Index was down 8.35 percent, as equities generally declined to levels not seen since lows reached last September after the terrorist attacks on the U.S. The second quarter of 2002 decline continued almost unabated with only a slight bounce in early May. Equity markets were severely impacted by the growing scandal over corporate accounting practices and continuing credit concerns. Ongoing threats of terrorism, geopolitical instability, threats of war with Iraq and questions about the reliability of corporate earnings reports also hung over the markets. With first quarter of 2002 U.S. Gross Domestic Product (GDP) growth revised up to 6.1 percent, expectations for a 'double-dip' recession abated, yet investors shrugged off the improving economic climate and concentrated on the almost daily doses of negative headlines.

The Russell 2000 Index was down 21.40 percent for the third quarter of 2002, as equities continued their broad-based decline. Equity markets had to endure the one-year anniversary of the September 11th attacks, the threat of war with Iraq, and lowered earnings forecasts from high-profile companies in multiple industries. After bottoming in early October, U.S. equities rebounded sharply in the fourth quarter of 2002, with the Russell 2000 Index up 6.16 percent. Even with the powerful rally, the debate continued about whether a true bottom had been reached. Uncertainty about the strength of the economic recovery acted as an overhang along with the growing expectation of imminent hostilities with Iraq. After three years of

--------------------------------------------------------------------------------
1 Russell 2000(R) is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies of the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on market capitalization.

2 S&P 500 Index is an unmanaged index used to portray the pattern of common stock movement of 500 large companies.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES. A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                        3

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

declines, general expectations at the end of the year were that most of the excesses of the 1990s had been erased, but that any sustained rally would require evidence of continued economic recovery, the elimination of uncertainty regarding the threat of war and a dramatic absence of additional corporate scandals.

Within the small-cap sector, value-oriented stocks outperformed growth-oriented stocks by approximately 18.83 percent, as measured by the Russell 2000 Value Index1 versus the Russell 2000 Growth Index.2

Q: WHICH SECTORS WITHIN THE RUSSELL 2000 INDEX WERE THE BEST AND WORST
PERFORMERS?

A: For the twelve months, all sectors of the Russell 2000 Index produced negative returns. Technology and healthcare led the decline. Financial services, integrated oils, auto & transportation, materials & processing, consumer staples, energy, and consumer discretionary

 SECTOR ALLOCATION
 As of December 31, 2002
 (percentages are based on market value of total investments in the Fund) A Fund's sector allocation is subject to change.

Financial Services ...........................  22.22%
Information Technology .......................  17.17
Industrials ..................................  15.09
Consumer Discretionary .......................  13.27
Healthcare ...................................  12.46
Materials ....................................   5.04
Energy .......................................   4.28
Utilities ....................................   3.76
Consumer Staples .............................   3.53
Other ........................................   3.18
                                               ------
                                               100.00%
                                               ======

each declined, but outperformed the Russell 2000 Index as a whole. The financial services sector grew in weight within the Russell 2000 Index through the annual period, accounting at December 31, 2002 for 23.5 percent of the Index's market capitalization.


INVESTMENT REVIEW

                                                 CUMULATIVE TOTAL RETURNS               AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                  1 Year    3 Years   5 Years       Since    1 Year    3 Years   5 Years       Since
   December 31, 2002                                          Inception 3                                Inception 3
--------------------------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund 4
   Class A Shares                 (20.58)%  (22.08)%  (8.41)%     (3.73)%   (20.58)%   (7.98)%    (1.74)%   (0.71)%
   Class B Shares                    n/a       n/a      n/a      (24.34)%      n/a       n/a        n/a       n/a
--------------------------------------------------------------------------------------------------------------------
 Russell 2000 Index 5             (20.48)%  (20.97)% (6.61)%      (3.13)%   (20.48)%   (7.54)%    (1.36)%   (0.59)%
--------------------------------------------------------------------------------------------------------------------
 Lipper Small Cap Core
   Funds Average 6                (18.23)%    0.81%   16.98%      13.86%    (18.23)%   (0.53)%     1.83%     2.00%
--------------------------------------------------------------------------------------------------------------------

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1 The Russell 2000 Value Index is an unmanaged index that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values.

2 The Russell 2000 Growth Index is an unmanaged index that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values.

3 The Fund's inception dates are: Class A Shares: August 22, 1997, Class B
  Shares: April 30, 2002. Benchmark returns are for comparative purposes relative to Class A Shares and are for the period beginning August 31, 1997.

4 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance figures for the classes differ because each class maintains a distinct expense structure. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived. There is no guarantee that the Fund will be able to mirror the Russell 2000 Index closely enough to track its performance. Investments in small companies generally carry greater risk than is associated with large companies, such as narrower markets, limited financial resources and less liquid stock.

5 'Russell 2000(R)' is a trademark of the Frank Russell Company and has been licensed for use by the Fund's investment advisor. The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization.

6 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated.

INDEX RETURNS ASSUME REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS AND, UNLIKE FUND RETURNS, DO NOT REFLECT FEES AND EXPENSES.A DIRECT INVESTMENT IN AN INDEX IS NOT POSSIBLE.

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                                       4

Interestingly, during the fourth quarter of 2002, sector performance was generally positive, with only consumer staples posting a negative return. Due to its very small weighting, this sector had almost negligible impact on performance. In terms of contribution to return, technology accounted for over one-half of the index's performance for the quarter. Of course, past performance is no guarantee of future results.

Q: WHAT WERE THE MAJOR CHANGES TO THE RUSSELL 2000 INDEX DURING THE ANNUAL
PERIOD?

A: The annual reconstitution of the Russell 2000 Index came at the end of June 2002, with this year's changes far less dramatic than last year's both in terms of capitalization weighted turnover and in number of stocks involved. The financial services and consumer discretionary sectors had the most significant decline in weight. Still, the financial services sector continued to be the largest weight within the Russell 2000 Index. The information technology and healthcare sectors gained in their Index weightings. There was a trend away from 'New Economy' stocks. There was also a decline in importance of Initial Public Offerings (IPOs) to the new Index makeup.

Q: WHAT IS YOUR OUTLOOK FOR U.S. SMALL-CAP EQUITIES INTO 2003?

A: As managers of an index fund, which seeks to replicate as closely as possible (before deduction of expenses) the broad diversification and returns of the Russell 2000 Index, we neither evaluate short-term fluctuations in the Fund's performance nor manage according to a given outlook for the equity markets or the economy in general. Still, we will continue monitoring economic conditions and how they affect the financial markets, as we seek to closely track the performance of the small-cap stock market.

That said, the U.S. economic recovery has been modest, restrained by the unwinding of the excesses of the late 1990s boom and, more recently, by heightened geopolitical uncertainty. Looking ahead, we expect the economic recovery to gradually gather momentum in 2003 until above-trend growth is achieved in the second half of the year. Critical to this improvement is our assumption that no major adverse geopolitical shocks occur. We are also expecting macroeconomic policy to

 TEN LARGEST STOCK HOLDINGS
 As of December 31, 2002
 (percentages are based on total net assets of the Fund)
 A Fund's holdings are subject to change.

J.M. Smucker Co. ................................0.28%
Covance, Inc. ...................................0.24
Scios, Inc. .....................................0.24
AGLResources, Inc. ..............................0.24
DelMonte Foods Co. ..............................0.23
Corinthian Colleges, Inc. .......................0.23
Overture Services, Inc. .........................0.22
Healthcare Realty Trust, Inc. ...................0.22
Pan Pacific Retail Properties, Inc. .............0.22
WPS Resources Corp. .............................0.22

remain aggressively stimulative, with the Federal Reserve Board keeping interest rates low well into the new year, and federal tax cuts and spending hikes offsetting cutbacks at the state and local levels. Businesses should respond to diminished geopolitical uncertainty and the fading of corporate scandals by picking up the rate of hiring and investing. Consumer spending is likely to be sustained by improving labor markets, solid income growth, low interest rates, and tax cuts. We expect deflation concerns to fade as the recovery solidifies and inflation to remain tame.

Equity markets, in our view, have returned to a range of plausible valuation, largely purging the excesses of the late 1990s. But equity markets are still not cheap, even if profits continue to recover as we expect. Indeed, at current valuations, equities are unlikely to come close on a sustained basis to providing the heady returns of the 1980s and 1990s.

We believe small-cap stocks' relative outperformance seen over the last three-plus years should continue through 2003, as there continue to be a number of positive factors supporting smaller stocks. For example, while past performance is no guarantee of future results, coming out of recessions, small-cap earnings have usually been better than those of large-cap stocks. Better fundamentals are also relevant to the current period, as small-cap equities have seen better relative earnings growth than their larger counterpart in ten of the last eleven quarters.

Scudder VIT Small Cap Index Fund
December 31, 2002

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THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGERS ONLY
THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME, BASED ON MARKET AND OTHER CONDITIONS AND SHOULD NOT BE CONSTRUED AS A RECOMMENDATION.

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                                        5

Scudder VIT Small Cap Index Fund
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PERFORMANCE COMPARISON 1

Scudder VIT Small Cap Index Fund--Class A Shares and Russell 2000 Index Growth of a $10,000 Investment (since inception)2

[GRAPHIC OMITTED]
PLOT POINTS FOLLOW:

           Scudder VIT Small Cap Index          Russell 2000 Index
8/22/97                         10,000                      10,000
8/31/97                         10,160                      10,000
9/30/97                         10,870                      10,732
10/31/97                        10,430                      10,260
11/30/97                        10,350                      10,194
12/31/97                        10,510                      10,373
1/31/98                         10,320                      10,209
2/28/98                         11,070                      10,964
3/31/98                         11,510                      11,416
4/30/98                         11,540                      11,479
5/31/98                         10,940                      10,861
6/30/98                         10,960                      10,884
7/31/98                         10,110                      10,003
8/31/98                          8,190                       8,060
9/30/98                          8,830                       8,691
10/31/98                         9,210                       9,046
11/30/98                         9,690                       9,519
12/31/98                        10,281                      10,109
1/31/99                         10,383                      10,243
2/28/99                          9,545                       9,413
3/31/99                          9,678                       9,560
4/30/99                         10,516                      10,417
5/31/99                         10,679                      10,569
6/30/99                         11,088                      11,047
7/31/99                         10,853                      10,744
8/31/99                         10,475                      10,346
9/30/99                         10,444                      10,348
10/31/99                        10,495                      10,390
11/30/99                        11,119                      11,011
12/31/99                        12,354                      12,257
1/31/00                         12,141                      12,060
2/29/00                         14,099                      14,052
3/31/00                         13,184                      13,126
4/30/00                         12,375                      12,336
5/31/00                         11,641                      11,617
6/30/00                         12,641                      12,629
7/31/00                         12,226                      12,223
8/31/00                         13,152                      13,156
9/30/00                         12,769                      12,769
10/31/00                        12,194                      12,199
11/30/00                        10,949                      10,947
12/31/00                        11,876                      11,887
1/31/01                         12,464                      12,506
2/28/01                         11,651                      11,685
3/31/01                         11,073                      11,114
4/30/01                         11,929                      11,983
5/31/01                         12,218                      12,278
6/30/01                         12,624                      12,702
7/31/01                         11,983                      12,014
8/31/01                         11,587                      11,626
9/30/01                         10,025                      10,061
10/31/01                        10,592                      10,650
11/30/01                        11,416                      11,474
12/31/01                        12,121                      12,182
1/31/02                         11,986                      12,056
2/28/02                         11,658                      11,725
3/31/02                         12,585                      12,668
4/30/02                         12,686                      12,783
5/31/02                         12,133                      12,216
6/30/02                         11,523                      11,610
7/31/02                          9,794                       9,856
8/31/02                          9,772                       9,831
9/30/02                          9,060                       9,125
10/31/02                         9,354                       9,418
11/30/02                        10,178                      10,258
12/31/02                         9,627                       9,687

                                                                     AVERAGE ANNUAL TOTAL RETURNS
   Periods Ended                                      1 Year     3 Years     5 Years        Since
   December 31, 2002                                                                  Inception 2
---------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund--Class A Shares        (20.58)%      (7.98)%   (1.74)%    (0.71)%

                                                                          CUMULATIVE TOTAL RETURN
   Period Ended                                                                             Since
   December 31, 2002                                                                  Inception 4
---------------------------------------------------------------------------------------------------
 Scudder VIT Small Cap Index Fund--Class B Shares                                          (24.34)%

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1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. MARKET VOLATILITY CAN
  SIGNIFICANTLY IMPACT SHORT-TERM PERFORMANCE. RESULTS OF AN INVESTMENT MADE TODAY MAY DIFFER SUBSTANTIALLY FROM THE FUND'S HISTORICAL PERFORMANCE. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Earnings from variable annuity investments compound tax free until withdrawal, so no adjustments are made for income taxes. Performance would have been lower during the specified period if certain of the Fund's fees and expenses had not been waived.

2 Class A Shares commenced operations on August 22, 1997. Benchmark return is for the period beginning August 31, 1997.

3 The Russell 2000(R) Index is an unmanaged index that tracks the common stock price movement of the 2,000 smallest companies in the Russell 3000(R) Index, which measures the performance of the 3,000 largest U.S. companies based on total market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. A direct investment in an index is not possible.

4 Class B Shares commenced operations on April 30, 2002. Growth of $10,000 for B
  Shares from inception through December 31, 2002: $7,566.

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                                        6

Scudder VIT Small Cap Index Fund
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SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
              COMMON STOCKS--98.81%
      2,200   1-800 Contacts, Inc.1 ...... $    60,654
      4,100   1-800-FLOWERS.COM, Inc.1 ...      25,625
      2,400   3D Systems Corp.1 ..........      18,720
      4,700   3TEC Energy Corp.1 .........      66,693
      2,800   4Kids Entertainment, Inc.1,2      61,824
      4,300   7-Eleven, Inc.1 ............      32,250
      3,400   A.C. Moore Arts & Crafts,
               Inc.1,2 ...................      43,214
        900   A.M. Castle & Co.1 .........       4,095
      4,660   A.O. Smith Corp. ...........     125,867
      3,000   aaiPharma, Inc.1,2 .........      42,060
      1,300   Aaon, Inc.1 ................      23,959
      6,350   AAR Corp. ..................      32,702
      3,900   Aaron Rents, Inc. ..........      85,332
        700   ABC Bancorp ................       9,065
     17,500   Abgenix, Inc.1 .............     128,975
      4,534   ABIOMED, Inc.1,2 ...........      16,504
      7,800   ABM Industries, Inc. .......     120,900
      3,952   Acacia Research--
               Acacia Technologies 1 .....       9,524
      5,106   Acacia Research--
               CombiMatrix Corp.1,2 ......      18,586
      2,900   Acadia Realty Trust, REIT ..      21,518
     15,600   Acclaim Entertainment,
               Inc.1,2 ...................      10,296
      5,868   Actel Corp.1,2 .............      95,179
      3,300   Action Performance
               Cos., Inc.2 ...............      62,700
     10,800   Active Power, Inc.1 ........      19,224
      2,200   Actuant Corp.1 .............     102,190
      8,402   Actuate Corp.1 .............      14,872
      8,831   Acuity Brands, Inc.2 .......     119,572
      1,667   ADE Corp.1 .................       9,952
      5,400   Administaff, Inc.1,2 .......      32,400
      8,300   Adolor Corp.1,2 ............     113,876
      5,500   ADTRAN, Inc.1,2 ............     180,950
     16,022   Advanced Digital
               Information Corp.1 ........     107,508
      4,106   Advanced Energy
               Industries 1,2 ............      52,228
      4,050   Advanced Marketing Services       59,535
      2,500   Advanced Neuromodulation
               Systems, Inc.1,2 ..........      87,750
      6,200   Advanta Corp.--Class B 2 ...       58,218
      1,500   Advisory Board Co.1 ........      44,850
      4,900   ADVO, Inc.1 ................     160,867
        700   AEP Industries, Inc.1 ......       9,149
     13,250   Aeroflex, Inc.1,2 ..........      91,425
      2,300   Aeropostale, Inc.1,2 .......      24,311
     11,900   Aether Systems, Inc.1,2 ....      44,744
      2,700   AFC Enterprises, Inc.1 .....      56,727
      1,100   Aftermarket Technology Corp.1     15,950
     10,200   Agile Software Corp.1,2 ....      78,948
     14,333   AGL Resources, Inc. ........     348,292
      1,300   AgriBioTech, Inc.1 .........          --
     10,636   Airborne, Inc. .............     157,732

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
     12,800   Airgas, Inc.1 ..............$    220,800
      5,600   AirGate PDC, Inc.1 .........       3,472
     16,300   AirTran Holdings, Inc.1 ....      63,570
     17,100   Akamai Technologies, Inc.1 .      29,583
      7,400   Aksys Ltd.1,2 ..............      39,220
      2,900   Alabama National BanCorp. ..     126,150
     13,100   Alamosa Holdings, Inc.1 ....       6,812
      5,200   Alaska Air Group, Inc.1 ....     112,580
      1,500   Alaska Communications
               System Group 1 ............       2,760
      4,852   Albany International Corp.--
               Class A ...................     100,242
      4,700   Albany Molecular Research,
               Inc.1 .....................      69,518
     11,000   Alderwoods Group, Inc.1 ....      52,019
     10,707   Alexander & Baldwin ........     276,134
        300   Alexander's, Inc.1 .........      19,365
      3,600   Alexandria Real Estate
               Equities, Inc.2 ...........     153,360
      5,035   Alexion Pharmaceuticals,
               Inc.1,2 ...................      71,094
     10,000   ALFA Corp. .................     120,110
      1,000   Alico, Inc. ................      26,600
     10,200   Align Technology, Inc.1 ....      28,162
     11,900   Alkermes, Inc.1 ............      74,613
      4,100   Allegiant Bancorp, Inc. ....      74,739
      7,600   Allen Telecom, Inc.1,2 .....      71,972
      9,300   Alliance Gaming Corp.1 .....     158,379
      1,700   Alliance Imaging, Inc.1 ....       9,010
      7,719   Alliance Semiconductor Corp.1     30,336
      6,600   Allos Therapeutics, Inc.1 ..      49,632
      6,500   Alloy Online, Inc.1,2 ......      71,175
      6,000   Allscripts Healthcare
               Solution, Inc.1,2 .........      14,340
      6,790   Alpharma, Inc.--Class A ....      80,869
      1,700   Altiris, Inc.1 .............      27,064
      5,800   AMC Entertainment Inc.1 ....      51,330
      3,450   AMCOL International Corp. ..      20,010
      7,213   AMCORE Financial, Inc. .....     156,522
      4,500   AMER Co.1,2 ................      19,890
      9,044   American Capital Strategies,
               Inc.2 .....................     195,260
      6,363   American Financial Holdings,
               Inc. ......................     190,126
      3,250   American Healthways, Inc.1,2      56,875
      2,700   American Home Mortgage
               Holdings, Inc. ............      29,700
      3,460   American Italian Pasta Co.--
               Class A 1,2 ...............     124,491
     10,400   American Management Systems,
               Inc.1 .....................     124,696
      2,000   American Medical Security
               Group, Inc.1 ..............      27,960
      5,300   American Medical Systems
               Holdings, Inc.1,2 .........      85,913
        600   American National Bankshares,
               Inc.2 .....................      15,600
      1,400   American Pharmaceutical
               Partners, Inc.1,2 .........      24,920
      3,200   American Physicians Capital,
               Inc.1 .....................      60,192
      3,000   American States Water Co. ..      69,450

See Notes to Financial Statements.
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                                        7

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      4,283   American Superconductor
               Corp.1,2 .................. $    12,892
     37,600   American Tower Corp.--
               Class A 1 .................     132,728
      1,400   American Woodmark Corp. ....      66,500
      1,800   AMERIGROUP Corp.1,2 ........      54,558
      6,500   AmeriPath, Inc.1 ...........     139,750
      3,500   Ameristar Casinos, Inc.1,2 .      49,350
     19,900   Ameritrade Holding Corp.1,2      112,634
        800   Ameron International, Inc. .      44,120
      7,400   AMETEK, Inc.2 ..............     284,826
      3,600   Amli Residential Properties
               Trust .....................      76,608
      5,500   AmSurg Corp.--Class A 1 ....     112,365
     15,307   Amylin Pharmaceuticals,
               Inc.1,2 ...................     247,055
     10,624   ANADIGICS, Inc.1 ...........      27,410
      2,000   Analogic Corp.2 ............     100,576
      6,470   Anaren Microwave, Inc.1 ....      56,936
      4,200   Anchor Bancorp Wisconsin,
               Inc. ......................      87,150
      2,700   Angelica Corp. .............      55,755
      6,900   Anixter International, Inc.1     160,425
      9,890   AnnTaylor Stores Corp.1 ....     201,954
     13,105   AnswerThink Consulting
               Group, Inc.1 ..............      32,762
      4,100   ANSYS, Inc.1,2 .............      82,820
      3,200   Anteon International Corp.1       76,800
      8,600   Anthracite Capital, Inc.2 ..      93,740
      6,400   Antigenics, Inc.2 ..........      65,536
      4,800   Anworth Mortgage Asset Corp.,
               REIT 2 ....................      60,336
      8,002   APAC Customer Services, Inc.1     18,725
      4,700   Apex Mortgage Capital, Inc.,
               REIT ......................      30,738
      7,135   Aphton Corp.1 ..............      27,755
      7,700   Apogee Enterprises, Inc. ...      68,923
     15,600   Applera Corp.--Celera
               Genomics Group 1 ..........     148,980
      5,000   Applica, Inc.1 .............      25,000
      3,400   Applied Films Corp.1,2 .....      67,966
      3,500   Applied Industrial
               Technologies, Inc. ........      66,150
      5,600   Applied Molecular Evolution 1     11,480
      8,980   Apria Healthcare Group, Inc.1    199,715
      6,600   Arbitron, Inc. .............     221,100
      5,588   Arch Chemicals, Inc. .......     101,981
     11,300   Arch Coal, Inc. ............     243,967
      5,000   Arctic Cat, Inc. ...........      80,000
        200   Arden Group Inc.--Class A 1       12,104
      2,508   AremisSoft Corp.1 ..........          --
      6,200   Arena Pharmaceuticals, Inc.1      40,362
      4,200   Argonaut Group, Inc.2 ......      61,950
      5,231   Argosy Gaming Co.1 .........      99,023
      9,800   ARIAD Pharmaceuticals, Inc.1      23,520
     61,500   Ariba, Inc.1,2 .............     152,520
      5,089   Arkansas Best Corp.1 .......     132,217
      5,141   Armor Holdings, Inc.1 ......      70,792
      6,400   ArQule, Inc.1 ..............      19,520
      3,400   Array BioPharma, Inc.1 .....      18,870
     17,700   Arris Group, Inc.1 .........      63,189
      2,436   Arrow Financial Corp. ......      74,956

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      2,200   Arrow International, Inc. ..$     89,474
      9,007   Artesyn Technologies, Inc.1       34,587
      5,900   ArthroCare Corp.1,2 ........      58,115
      4,700   Artisan Components, Inc.1 ..      72,521
        200   Ascent Media Group, Inc.--
               Class A 1 .................         224
     59,300   Ascential Software Corp.1 ..     142,320
      8,100   AsiaInfo Holdings, Inc.1 ...      51,354
     12,300   Aspect Communications Corp.1      34,932
     11,896   Aspen Technologies, Inc.1,2       33,666
      2,700   Associated Estates
               Realty Corp. ..............      18,225
      4,460   Astec Industries, Inc.1 ....      44,288
      3,700   AstroPower, Inc.1,2 ........      29,563
      8,200   Asyst Technologies, Inc.1,2       60,270
      4,300   AtheroGenics, Inc.1 ........      31,863
      8,754   Atlantic Coast Airlines
               Holdings, Inc.1 ...........     105,311
      6,810   Atlas Air, Inc.1,2 .........      10,283
      5,806   ATMI, Inc.1 ................     107,527
     11,160   Atmos Energy Corp. .........     260,251
      5,300   Atrix Laboratories, Inc.1,2       81,297
      1,800   Atwood Oceanics, Inc.1 .....      54,180
      5,900   Audiovox Corp.--Class A 1,2       61,012
      2,700   August Technology Corp.1 ...      13,662
      2,600   Aurora Foods, Inc.1 ........       2,028
     10,300   Avanex Corp.1 ..............      10,794
        700   Avatar Holding, Inc.1 ......      16,100
      5,500   Aviall, Inc.1 ..............      44,275
      7,000   Avid Technology, Inc.1 .....     160,650
      6,200   Avigen, Inc.1,2 ............      35,402
     12,671   Avista Corp. ...............     146,477
     10,576   Avocent Corp.1 .............     234,999
     24,800   Axcelis Technologies, Inc.1      139,103
      5,883   AXT, Inc.1 .................      10,589
      7,960   Aztar Corp.1 ...............     113,669
      6,333   Baldor Electric Co.2 .......     125,077
      2,100   Baldwin & Lyons, Inc.--
               Class B ...................      49,455
      6,382   Bally Total Fitness Holding
               Corp.1,2 ..................      45,248
        600   BancFirst Corp. ............      28,200
      2,900   Bandag, Inc.2 ..............     112,172
      2,100   Bank Mutual Corp. ..........      48,573
      2,312   Bank of Granite Corp. ......      40,460
      6,300   Bank United Financial Corp.--
               Class A 1 .................     101,934
     11,400   BankAtlantic Bancorp, Inc.--
               Class A ...................     107,730
      2,900   Banner Corp. ...............      54,694
      6,600   Banta Corp. ................     206,382
      3,200   Barnes Group, Inc. .........      65,120
      3,975   Barra, Inc.1 ...............     120,562
      3,000   Bassett Furniture Industries,
               Inc. ......................      42,960
     17,553   Bay View Capital Corp.1,2 ..     100,930
     10,800   BE Aerospace, Inc.1 ........      39,312
      1,200   Beasley Broadcast Group, Inc.--
               Class A 1 .................      14,352
      2,598   Beazer Homes USA, Inc.1,2 ..     157,439

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      2,061   bebe stores, Inc.1,2 .......$     27,617
      2,800   Bedford Property Investors .      71,932
      3,400   BEI Technologies, Inc. .....      38,046
      1,735   Bel Fuse, Inc.--Class B ....      34,960
      5,533   Belden, Inc. ...............      84,212
      6,000   Bell Microproducts, Inc.1,2       33,240
      5,033   Benchmark Stock Electronics,
               Inc.1 .....................     144,246
        600   Berkshire Hills Bancorp, Inc.     14,130
      3,200   Berry Petroleum--Class A ...      54,560
     20,977   Beverly Enterprises, Inc.1 .      59,784
      3,900   Bio-Rad Laboratories, Inc.--
               Class A 1,2 ...............     150,930
     15,541   Bio-Technology General Corp.1     49,747
     10,628   BioMarin Pharmaceutical,
               Inc.1,2 ...................      74,927
      4,196   Biopure Corp.1,2 ...........      15,609
      3,015   Biosite, Inc.1,2 ...........     102,570
      1,200   BKF Capital Group, Inc.1 ...      21,180
      4,574   Black Box Corp. ............     204,915
      5,700   Black Hills Corp. ..........     151,164
      1,200   Blair Corp. ................      27,984
      7,376   Blyth, Inc. ................     197,382
      9,042   Bob Evans Farms, Inc. ......     211,131
      7,300   Boca Resorts, Inc.--
               Class A 1 .................      78,110
     10,700   Bombay Co., Inc.1 ..........      53,500
      1,900   Bone Care International,
               Inc.1 .....................      18,487
     13,829   Borland Software Corp.1 ....     170,097
      1,500   Boston Beer Co., Inc.--
               Class A 1 .................      21,450
      4,500   Boston Communications Group,
               Inc.1 .....................      57,195
      5,500   Boston Private Financial
               Holdings, Inc.2 ...........     109,230
      6,500   Bowne & Co., Inc. ..........      77,675
      7,100   Boyd Gaming Corp.1 .........      99,755
      6,503   Boyds Collection Ltd.1,2 ...      43,245
      6,500   Boykin Lodging Co. .........      60,645
      2,800   Bradley Pharmaceuticals,
               Inc.1 .....................      36,484
      3,800   Brady (W.H.) Co. ...........     126,730
      5,100   Brandywine Realty Trust, REIT    111,231
      4,722   Briggs & Stratton Corp.2 ...     200,543
      2,900   Bright Horizon Family
               Solutions, Inc.1 ..........      81,548
      3,500   Britesmile, Inc.1,2 ........       1,155
     47,700   Broadwing, Inc.1 ...........     167,904
     15,935   Brookline Bancorp, Inc. ....     189,626
      7,527   Brooks-PRI Automation, Inc.1      86,259
      3,000   Brookstone, Inc.1 ..........      43,380
      8,900   Brown (Tom), Inc.1 .........     223,390
      4,700   Brown Shoe Co., Inc.2 ......     112,001
      4,700   Bruker Daltonics, Inc.1 ....      22,842
      4,000   Brush Engineered Materials,
               Inc.1 .....................      22,000
        300   Bryn Mawr Bank Corp. .......      10,989
      2,450   BSB Bancorp, Inc. ..........      51,376
      4,400   Buca, Inc.1 ................      36,608
      4,100   Buckeye Technologies, Inc.1       25,215
      1,100   Buckle, Inc.1 ..............      19,800

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      4,000   Building Materials Holding
               Corp. .....................$     57,200
      3,400   Burlington Coat Factory
               Warehouse Corp. ...........      61,030
      1,400   Bush Industries, Inc.--
               Class A ...................       6,776
        700   Butler Manufacturing Co. ...      13,545
      1,700   BWAY Corp.1 ................      33,626
      5,320   C & D Technologies, Inc. ...      94,004
      8,466   C-COR.net Corp.1 ...........      28,107
     11,910   Cable Design Technologies 1       70,269
      5,200   Cabot Microelectronics
               Corp.1,2 ..................     245,440
      7,400   Cabot Oil & Gas Corp.,
               Class A ...................     183,372
      6,400   CACI International, Inc.--
               Class A 1 .................     228,096
     10,100   Cadiz Land Co., Inc.1,2 ....       5,555
      9,446   Cal Dive International,
               Inc.1,2 ...................     221,981
      6,400   Calgon Carbon Corp. ........      31,616
      3,900   California Pizza Kitchen1,2       98,280
      2,800   California Water Services Co.     66,220
      7,200   Caliper Technologies Corp.1       21,600
      4,803   Cambrex Corp.2 .............     145,099
      1,100   Camden National Corp. ......      26,620
      3,500   Caminus Corp.1 .............       8,190
      6,300   Capital Automotive REIT ....     149,310
      1,100   Capital City Bank Group, Inc.     43,109
      1,000   Capitol Bancorp Ltd. .......      23,200
      3,251   Capstead Mortgage Corp.2 ...      80,137
      7,461   Caraustar Industries, Inc.1       70,730
      2,800   Carbo Ceramics, Inc. .......      94,360
     16,200   Cardiac Science, Inc.1 .....      35,802
      6,879   CardioDynamics International
               Corp.1 ....................      21,119
      7,028   Carlisle Cos., Inc. ........     290,819
      5,190   Carpenter Technology Corp. .      64,615
      5,400   Carreker Corp.1 ............      24,462
      4,100   Cascade Bancorp ............      56,662
      3,500   Cascade Corp. ..............      55,825
      2,200   Cascade Natural Gas Corp. ..      44,000
      5,200   Casella Waste Systems, Inc.--
               Class A 1 .................      46,228
     10,686   Casey's General Stores, Inc.     130,476
      6,800   Cash America International,
               Inc. ......................      64,736
      1,800   Catapult Communications
               Corp.1 ....................      21,510
      4,200   Cathay Bancorp, Inc. .......     159,558
      4,300   Cato Corp.--Class A ........      92,837
      1,500   CB Bancshares, Inc. ........      63,780
      5,200   CBL & Associates Properties,
               Inc., REIT ................     208,260
      1,900   CCBT Financial Cos., Inc. ..      48,792
      3,600   CCC Information Services Group,
               Inc.1 .....................      63,900
      3,400   CDI Corp.1 .................      91,732
      8,700   Cell Genesys, Inc.1 ........      97,014
      9,650   Cell Therapeutics, Inc.1,2 .      70,155
      2,600   CellNet Data Systems, Inc.1            3
      1,800   Centene Corp.1,2 ...........      60,462
      1,100   Centennial Communications
               Corp.1,2 ..................       2,871

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      1,200   Centex Construction Products,
               Inc. ......................$     42,180
      7,600   Centillium Communications,
               Inc.1 .....................      17,176
      1,000   Central Coast Bancorp 1 ....      19,760
      4,200   Central Garden & Pet Co.1 ..      77,742
      3,450   Central Parking Corp. ......      65,067
      2,300   Central Vermont Public
               Service Corp. .............      42,044
      3,500   Century Aluminum Co. .......      25,935
     14,728   Century Business Services,
               Inc.1 .....................      39,029
      7,800   Cepheid, Inc.1 .............      39,764
      8,400   Ceres Group, Inc.1 .........      16,128
      3,661   Cerus Corp.1,2 .............      78,711
      3,700   CFS Bancorp, Inc. ..........      52,910
      3,300   CH Energy Group, Inc. ......     153,879
     13,800   Champion Enterprises, Inc.1,2     39,330
      4,000   Championship Auto Racing
               Teams, Inc.1 ..............      14,800
      2,700   Charlotte Russe Holding,
               Inc.1 .....................      28,647
     28,000   Charming Shoppes, Inc.1 ....     117,040
      8,500   Charter Municipal Mortgage
               Acceptance Co. ............     147,645
      6,600   Chateau Communities, Inc. ..     151,800
      3,100   Chattem, Inc.1 .............      63,705
      2,800   Checkers Drive-In Restaurants,
               Inc.1 .....................      17,528
      8,600   Checkpoint Systems, Inc.1 ..      88,924
      6,900   Chelsea Property Group, Inc.     229,839
      2,700   Chemed Corp. ...............      95,445
      6,009   Chemical Financial Corp.2 ..     193,189
      3,033   Chesapeake Corp. ...........      54,139
     32,220   Chesapeake Energy Corp.2 ...     249,383
      4,200   Chicago Pizza & Brewery,
               Inc.1,2 ...................      28,980
      3,500   Children's Place1,2 ........      37,240
     11,200   Chippac, Inc.1 .............      39,760
      9,100   Chiquita Brands International,
               Inc.1,2 ...................     120,666
      7,993   Chittenden Corp.2 ..........     203,662
      6,147   Choice Hotels Corp., Inc.1 .     139,537
      2,400   Cholestech Corp.1 ..........      16,704
     11,800   Chordiant Software, Inc.1 ..      16,992
      5,150   Christopher & Banks Corp.1,2     106,862
      1,819   Churchill Downs, Inc.2 .....      69,449
     13,847   CIBER, Inc.1,2 .............      71,312
      3,900   CIMA Labs, Inc.1 ...........      94,345
      1,600   CIRCOR International, Inc. .      25,440
     15,500   Cirrus Logic, Inc.1 ........      44,640
      3,500   Citizens First Bancorp, Inc.      73,706
      4,255   Citizens, Inc.1 ............      31,912
      4,700   City Holdings Co. ..........     132,775
      2,674   CityBank Lynwood ...........      66,181
     10,600   CKE Restaurants, Inc.1 .....      45,580
      9,570   Claire's Stores, Inc. ......     211,210
      6,650   Clarcor, Inc. ..............     214,595
      5,700   Clarent Corp.1,2 ...........          28
      2,700   Clark/Bardes, Inc.1 ........      51,975


     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      2,600   ClearOne Communications,
               Inc.1,2 ...................$     11,570
     10,060   Cleco Corp.2 ...............     140,840
      2,700   Cleveland-Cliffs, Inc.1,2 ..      53,595
      1,100   Closure Medical Corp.1,2 ...      11,528
      2,900   CNA Surety Corp. ...........      22,765
     33,000   CNET Networks, Inc.1 .......      89,430
      2,800   Coachmen Industries, Inc.2 .      44,240
      1,500   Coastal Bancorp, Inc. ......      48,525
      1,600   Cobalt Corp.1 ..............      22,080
        800   CoBiz, Inc.2 ...............      11,880
        600   Coca Cola Bottling
               Consolidated ..............      38,706
      7,800   Cognex Corp.1,2 ............     143,754
      2,100   Cognizant Technology
               Solutions Corp.1,2 ........     151,683
      7,574   Coherent, Inc.1 ............     151,101
      5,683   Cohu, Inc. .................      83,540
      5,628   Coinstar, Inc.1,2 ..........     127,474
      1,000   Coldwater Creek, Inc.1 .....      19,200
      1,700   Cole National Corp.1 .......      19,380
      6,232   Collins & Aikman Corp.1 ....      27,732
      2,900   Colonial Properties Trust ..      98,426
        500   Columbia Bancorp 1 .........      11,015
      4,870   Columbia Banking System,
               Inc.1,2 ...................      61,411
      8,200   Columbia Laboratories,
               Inc.1,2 ...................      27,552
      5,500   Comfort Systems USA, Inc.1 .      18,425
      5,200   Commerce Group, Inc. .......     194,948
     11,553   Commercial Federal Corp. ...     269,763
      6,600   Commercial Metals Co. ......     107,184
      9,900   Commercial Net Lease Realty      151,767
      2,200   Commonwealth Bancorp, Inc. .     102,014
      3,016   Commonwealth Telephone
               Enterprises, Inc.1 ........     108,093
     10,800   CommScope, Inc.1 ...........      85,320
      3,000   Community Bank System, Inc.       94,050
      1,260   Community Banks, Inc. ......      34,902
     10,541   Community First Bankshares,
               Inc. ......................     278,915
      2,530   Community Trust Bancorp, Inc.     63,604
      4,000   CompuCom Systems, Inc.1,2 ..      22,440
      4,093   CompuCredit Corp.1,2 .......      28,938
      4,700   Computer Horizons Corp.1 ...      15,369
      8,300   Computer Network Technology
               Corp.1 ....................      58,930
      1,200   Computer Programs and System,
               Inc.1 .....................      29,712
        400   CompX International, Inc. ..       3,348
      5,024   Comstock Resource, Inc.1 ...      46,673
      4,800   Conceptus, Inc.1,2 .........      57,504
      7,500   Concord Camera Corp.1 ......      40,725
      4,300   Concord Communications, Inc.1     38,657
     16,704   Concurrent Computer Corp.1 .      48,108
      6,361   CONMED Corp.1 ..............     124,612
      3,300   Connecticut Bancshares, Inc.     126,885
      1,550   Connecticut Water Service,
               Inc. ......................      39,108
      7,411   Connetics Corp,1 ...........      89,080

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,600   Consolidated Graphics,
               Inc.1 .....................$     80,100
      3,683   Convansys Corp.1 ...........      13,841
      6,600   Cooper Cos., Inc.2 .........     165,132
      2,600   Coorstek, Inc.1 ............      66,430
      8,700   Corinthian Colleges, Inc.1 .     329,382
     12,106   Corixa Corp.1,2 ............      77,357
      7,625   Corn Products International,
               Inc. ......................     229,741
      3,200   Cornell Cos., Inc.1 ........      28,800
      9,200   Cornerstone Realty Income
               Trust, Inc. ...............      73,232
      8,400   Corporate Executive Board 1      268,128
      2,100   Corporate Office Properties
               Trust, REIT ...............      29,463
      3,000   Correctional Properties Trust,
               REIT ......................      65,100
      7,393   Corrections Corp. of America,
               REIT 1 ....................     126,790
      2,700   Corus Bankshares, Inc.2 ....     117,882
      1,300   Corvel Corp.1 ..............      46,475
      4,501   Cost Plus, Inc.1 ...........     129,044
      3,600   CoStar Group, Inc.1 ........      66,420
        400   Courier Corp. ..............      18,336
     14,300   Covance, Inc.1 .............     351,637
      2,100   Covenant Transport, Inc.--
               Class A 1 .................      39,816
      4,400   CPB, Inc. ..................     120,780
        988   CPI Corp. ..................      14,316
      7,000   Crawford & Co.--Class B 2 ..      35,000
     12,300   Cray, Inc.1,2 ..............      94,341
     13,380   Credence Systems Corp.1,2 ..     124,835
      2,500   Credit Acceptance Corp.1,2 .      15,952
     16,900   Cree, Inc.1,2 ..............     276,315
     27,933   Crompton Corp. .............     166,201
      7,000   Cross Country, Inc.1 .......      97,650
      3,100   Cross Media Marketing
               Corp.1,2 ..................       1,705
      7,900   Crown American Realty Trust       72,680
     47,600   Crown Castle International
               Corp.1,2 ..................     178,500
     37,200   Crown Cork & Seal Co., Inc.1     295,740
      7,400   Crown Media Holdings, Inc.--
               Class A 1 .................      16,724
      5,950   CryoLife, Inc.1,2 ..........      40,638
      6,060   CSK Auto Corp.1,2 ..........      66,660
        700   CSS Industries, Inc. .......      23,170
      4,700   CT Communications, Inc. ....      53,110
      6,390   CTS Corp.2 .................      49,522
      3,600   Cubic Corp. ................      66,348
      6,457   Cubist Pharmaceuticals,
               Inc.1,2 ...................      53,141
      2,300   Culp, Inc.1 ................      19,550
      4,200   CUNO, Inc.1 ................     139,104
     11,600   CuraGen Corp.1 .............      53,940
      3,200   Curative Health Services,
               Inc.1,2 ...................      55,200
      2,800   Curtiss-Wright Corp. .......     178,696
      6,122   CV Therapeutics, Inc.1,2 ...     111,543
      7,235   CVB Financial Corp. ........     183,986
      5,751   Cyberonics, Inc.1 ..........     105,818
      8,800   Cytec Industries, Inc.1 ....     240,064
      2,600   D&K Healthcare Resources,
               Inc.2 .....................      26,627
      5,200   Daisytek International Corp.1     41,236

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      4,200   Daktronics, Inc.1 ..........$     56,196
      3,406   Datascope Corp.2 ...........      84,472
      3,174   Datastream Systems, Inc.1 ..      20,314
      3,800   Dave & Buster's, Inc.1 .....      32,870
     11,915   DDi Corp.1,2 ...............       2,621
      1,200   Deb Shops, Inc. ............      26,652
     10,900   Decode Genetics, Inc.1 .....      20,165
     44,100   Del Monte Foods Co.1,2 .....     339,570
      9,800   dELiA*s Corp.--Class A .....       4,410
      3,036   Delphi Financial Group, Inc.--
               Class A ...................     115,247
      9,568   Delta and Pine Land Co. ....     195,283
      2,200   Deltagen, Inc.1 ............       1,056
      1,900   Deltic Timber Corp. ........      50,730
      5,000   Denbury Resources, Inc.1 ...      56,500
      8,424   Dendrite International,
               Inc.1,2 ...................      62,927
      1,600   Department 56, Inc.1 .......      20,640
      6,860   Diamond Cluster International,
               Inc.1,2 ...................      21,540
      1,983   Dianon Systems, Inc.1,2 ....      94,609
      3,700   Digene Corp.1 ..............      42,402
      1,941   Digimarc Corp.1 ............      22,011
      7,222   Digital Insight Corp.1,2 ...      62,759
      6,500   Digital River, Inc.1 .......      77,675
      2,800   Digitas, Inc.1 .............       9,688
      6,413   Dime Community Bancorp, Inc.     122,809
      8,700   DiMon, Inc.1 ...............      52,200
      4,760   Dionex Corp.1 ..............     141,420
      6,700   Diversa Corp.1 .............      60,635
      3,200   DocuCorp International,
               Inc.1,2 ...................      21,187
      8,900   Documentum, Inc.1 ..........     139,374
      5,700   Dollar Thrifty Automotive
               Group, Inc.1 ..............     120,555
      1,200   Dominion Homes, Inc.1 ......      17,100
     27,000   DoubleClick, Inc.1 .........     152,820
      2,540   Dover Downs Gaming &
               Entertainment, Inc. .......      23,089
      3,200   Dover Motorsports, Inc. ....      14,880
     15,700   DQE, Inc. ..................     239,268
      7,700   Dress Barn, Inc.1 ..........     102,410
      2,800   Drexler Technology Corp.1,2       35,280
      2,300   Dril-Quip, Inc.1,2 .........      38,870
      3,500   DRS Technologies, Inc.1,2 ..     109,655
      6,000   DSP Group, Inc.1 ...........      94,920
      4,582   Duane Reade, Inc.1,2 .......      77,894
      2,200   Ducommun, Inc.1 ............      34,870
      3,261   DuPont Photomasks, Inc.1,2 .      75,818
      4,482   Dura Automotive Systems,
               Inc.1 .....................      44,999
      4,200   Durect Corp.1 ..............       8,484
      2,400   DVI, Inc.1 .................      18,120
     10,566   Dycom Industries, Inc.1,2 ..     139,999
      2,000   Dynacq International, Inc.1,2     28,736
      2,600   Dynamics Research Corp.1 ...      36,426
     17,000   E.piphany, Inc.1 ...........      70,890

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
     31,200   EarthLink, Inc.1 ...........$    170,040
      8,600   EarthShell Corp.1 ..........       4,988
      6,235   East West Bancorp, Inc. ....     224,959
      4,700   EastGroup Properties, Inc. .     119,850
      6,700   Echelon Corp.1,2 ...........      75,107
      9,306   Eclipsys Corp.1 ............      49,787
      3,000   EDO Corp.2 .................      62,340
     12,100   eFunds Corp.1 ..............     110,231
      8,829   EGL, Inc.1,2 ...............     125,813
     12,700   El Paso Electric Co.1,2 ....     139,700
      2,600   Electro Rent Corp.1 ........      31,515
      6,456   Electro Scientific Industries,
               Inc.1,2 ...................     129,120
      6,319   Electroglass, Inc.1,2 ......       9,731
      2,300   Electronics Boutique Holdings
               Corp.1 ....................      36,363
     12,600   Electronics for Imaging,
               Inc.1 .....................     204,889
      3,700   Elizabeth Arden, Inc.1,2 ...      54,760
      5,460   Elkcorp2 ...................      94,458
      3,100   Embarcadero Technologies,
               Inc.1 .....................      18,507
      2,600   Embrex, Inc.1,2 ............      28,933
      3,900   EMCOR Group, Inc.1,2 .......     206,739
      7,700   EMCORE Corp.1,2 ............      16,863
      6,900   Empire District Electric Co.2    125,580
      3,200   EMS Technologies, Inc.1 ....      49,955
      1,200   Encore Acquisition Co.1 ....      22,104
      2,900   Encore Wire Corp.1 .........      26,245
      6,400   Endo Pharmaceutical Holdings,
               Inc.1 .....................      49,274
      7,115   Endocare, Inc.1 ............      24,476
      7,600   Energen Corp. ..............     221,160
      4,309   Energy Conversion Devices,
               Inc.1 .....................      42,233
      4,100   Energy Partners Ltd.1 ......      43,870
      2,850   Engineered Support Systems,
               Inc. ......................     104,481
      3,600   Ennis Business Forms, Inc. .      41,832
      9,800   Entegris, Inc.1,2 ..........     100,940
      5,375   Entertainment Properties
               Trust .....................     126,420
     13,300   Entrust, Inc.1 .............      44,688
      4,694   Enzo Biochem, Inc.1 ........      65,716
      9,700   Enzon, Inc.1,2 .............     162,184
      1,800   Eon Labs, Inc.1 ............      34,038
      3,200   Epiq Systems Inc.1,2 .......      49,024
     12,500   Equity Inns, Inc. ..........      75,250
        100   Equity One, Inc., REIT2 ....       1,335
      2,800   eResearch Technology, Inc.1,2     46,900
      3,367   ESCO Electronics Corp.1 ....     124,579
      6,300   eSPEED, Inc.--Class A 1 ....     106,728
      8,800   Esperion Therapeutics, Inc.1      62,550
      6,719   ESS Technology, Inc.1 ......      42,263
      2,900   Essex Property Trust, Inc. .     147,465
      4,200   Esterline Technologies
               Corp.1,2 ..................      74,214
      4,600   eUniverse, Inc.1,2 .........      26,128
      4,300   Euronet Worldwide, Inc.1,2 .      32,293
      4,086   Evergreen Resources, Inc.1 .     183,257
      3,600   Exact Science Corp.1,2 .....      38,988

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      8,882   Exar Corp.1 ................$    110,137
      1,635   Excel Technology, Inc.1 ....      29,250
     11,900   Exelixis, Inc.1,2 ..........      95,200
      5,300   Exploration Co.1 ...........      15,794
      5,900   ExpressJet Holdings, Inc.1 .      60,475
     23,900   Extreme Networks, Inc.1,2 ..      78,153
     12,600   Exult, Inc.1,2 .............      40,068
      1,900   F&M Bancorp ................      60,800
      5,200   F.A.O., Inc.1,2 ............       2,444
      6,100   F5 Networks, Inc.1,2 .......      65,514
      5,183   Factory 2-U Stores, Inc.1 ..      17,679
      4,800   FactSet Research Systems,
               Inc.2 .....................     135,696
      9,783   FalconStor Software, Inc.1,2      37,958
        100   Farmer Bros Co. ............      30,900
      1,200   Farmers Capital Bank Corp. .      39,900
      2,116   FBL Financial Group, Inc.--
               Class A ...................      41,199
      4,100   FBR Asset Investment Corp.,
               REIT ......................     138,990
      2,300   Federal Agricultural
               Mortgage Corp.--
               Class C 1,2 ...............      70,472
      8,998   Federal Realty Investment
               Trust .....................     253,024
     10,530   Federal Signal Corp. .......     204,493
      5,202   FEI Co.1,2 .................      79,539
     11,731   FelCor Lodging Trust, Inc.2      134,203
      8,632   Ferro Corp.2 ...............     210,880
      5,100   Fidelity Bankshares, Inc. ..      91,290
      4,148   Fidelity National Information
               Solutions, Inc.1,2 ........      71,553
      8,928   FileNet Corp.1 .............     108,922
      3,200   Financial Federal Corp.1 ...      80,416
        800   Financial Industries Corp. .      11,392
      1,400   Financial Institutions, Inc.      41,104
      5,200   Finish Line, Inc.--Class A 1      54,860
      2,100   Finlay Enterprises, Inc.1 ..      25,326
      1,700   First Bancorp ..............      39,967
      8,850   First Bancorp/Puerto Rico ..     200,010
      1,400   First Busey Corp. ..........      32,284
      8,600   First Charter Corp.2 .......     154,800
      1,200   First Citizens BancShares, Inc.--
               Class A ...................     115,920
     11,880   First Commonwealth Financial
               Corp. .....................     136,620
      3,000   First Community Bancorp ....      98,793
      1,590   First Community Bancshares,
               Inc. ......................      48,908
      5,600   First Consulting Group, Inc.1     32,256
      2,300   First Essex Bancorp, Inc. ..      76,820
      3,200   First Federal Capital Corp.2      61,789
      8,042   First Financial Bancorp ....     131,816
      2,312   First Financial Bankshares,
               Inc. ......................      87,856
      1,205   First Financial Corp.,
               Indiana ...................      58,599
      4,200   First Financial Holdings ...     103,992
      4,600   First Horizon Pharmaceutical
               Corp.1 ....................      34,399
      2,200   First Indiana Corp. ........      40,744
      2,532   First Merchants Corp. ......      57,704

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      1,090   First National Corp. ....... $    26,160
      3,000   First Niagara Financial
               Group, Inc.2 ..............      78,360
      1,700   First Oak Brook Bancshares,
               Inc. ......................      53,414
      3,900   First Place Financial Corp.       64,857
      3,300   First Republic Bank1,2 .....      65,967
      5,082   First Sentinel Bancorp, Inc.      73,130
      2,481   First Source Corp. .........      41,557
      2,400   First State Bancorp ........      59,520
      1,000   FIRSTFED AMERICA BANCORP,
                Inc. .....................      24,850
      3,800   FirstFed Financial Corp.1 ..     110,010
        900   Fisher Communications, Inc.       47,448
      3,925   Flagstar Bancorp, Inc. .....      84,780
     10,077   Fleetwood Enterprises,
               Inc.1,2 ...................      79,104
      9,854   Fleming Cos., Inc.2 ........      64,741
      3,400   Flir Systems, Inc.1,2 ......     165,920
      4,800   Florida East Coast
               Industries, Inc.--
               Class A 2 .................     111,360
      5,250   Florida Rock Industries, Inc.    199,762
      3,200   Flow International Corp.1 ..       8,160
      5,050   Flowers Foods, Inc. ........      98,525
      3,600   Flushing Financial Corp. ...      58,961
      6,600   FMC Corp.1 .................     180,312
        600   FNB Corp. ..................      14,238
      6,400   Foamex International, Inc.1       20,224
        645   Focal Communications Corp.
               Warrant 1 .................           6
      6,800   Footstar, Inc.1,2 ..........      47,328
      4,100   Forrester Research, Inc.1 ..      63,837
      3,325   Forward Air Corp.1 .........      64,538
      5,191   Fossil, Inc.1,2 ............     105,585
     20,000   Foundry Networks, Inc.1 ....     140,800
          1   Fourthstage Technologies,
               Inc.1 .....................          --
      3,300   FPIC Insurance Group, Inc.1,2     22,770
      1,600   Franklin Electric Co., Inc.       76,816
      4,712   Freds, Inc.--Class A 2 .....     121,098
      8,200   FreeMarkets, Inc.1,2 .......      52,800
     16,148   Fremont General Corp.2 .....      72,505
      5,000   Friedman's Inc., Class A ...      43,400
      4,900   Friedman, Billings Ramsey
               Group, Inc.1,2 ............      45,864
      8,429   Frontier Airlines, Inc.1 ...      56,980
      3,800   Frontier Financial Corp.2 ..      97,204
      5,409   Frontier Oil Corp. .........      93,143
      8,941   FSI International, Inc.1 ...      40,234
      4,900   FTI Consulting, Inc.1 ......     196,735
      9,800   FuelCell Energy, Inc.1,2 ...      64,210
      7,648   Fuller (H.B.) Co. ..........     197,930
          1   FutureLink Corp.1 ..........          --
      5,072   G & K Services, Inc.--
               Class A ...................     179,554
      2,000   Gabelli Asset Mgmt., Inc.--
               Class A 1 .................      60,080
      6,820   Gables Residential Trust ...     170,023
      2,200   Gaiam, Inc.1 ...............      22,814
      3,000   Galyan's Trading Co.1,2 ....      30,000

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,050   Gardner Denver Machinery,
               Inc.1 .....................$     61,915
      2,100   Gart Sports Co.1 ...........      40,635
     18,485   Gartner Group, Inc.--
               Class A 1 .................     170,062
      4,400   Gaylord Entertainment, Inc.1      90,640
      2,640   GBC Bancorp ................      51,110
      7,700   GenCorp, Inc. ..............      60,984
      7,000   Gene Logic, Inc.1 ..........      44,030
      1,900   Genencor International,
               Inc.1,2 ...................      18,582
      6,450   General Cable Corp. ........      24,510
     11,300   General Communication--
               Class A 1 .................      75,823
      4,300   Genesco, Inc.1,2 ...........      80,109
      3,500   Genesee & Wyoming, Inc.--
               Class A 1 .................      71,225
      7,200   Genesis Health Ventures,
               Inc.1,2 ...................     111,240
      7,100   Genesis Microchip, Inc.1,2 .      92,655
      3,300   Genlyte Group 1 ............     102,828
      9,200   Genta, Inc.1,2 .............      70,748
      6,000   Gentiva Health Services, Inc.     52,860
      7,400   Genzyme Corporation--Genzyme
               Biosurgery Division 1 .....      18,870
      5,947   Georgia Gulf Corp. .........     137,614
      1,396   German American Bancorp ....      21,708
      7,800   Geron Corp.1,2 .............      28,080
      5,300   Getty Realty Corp. .........     100,435
      2,200   Gibraltar Steel Corp. ......      41,888
      3,000   Glacier Bancorp, Inc. ......      70,713
      3,000   Gladstone Capital Corp.2,5 .      49,410
      2,500   Glatefelter (P.H.) Co. .....      32,900
      5,051   Glenborough Realty Trust,
               Inc. ......................      90,009
      5,500   Glimcher Realty Trust ......      97,625
      2,600   Global Imaging Systems, Inc.1     47,788
     17,700   Global Industries Ltd.1 ....      73,809
      7,100   Global Power Equipment
               Group, Inc.1,2 ............      35,003
     27,764   GlobespanVirata, Inc.1 .....     122,439
      9,900   Gold Bancorp, Inc.2 ........      98,218
      2,661   Golden Telcom, Inc.1 .......      33,662
      4,900   Goody's Family Clothing,
               Inc.1,2 ...................      21,756
      1,400   Gorman-Rupp Co. ............      32,900
     12,098   Graftech International Ltd.1      72,104
      8,850   Granite Construction, Inc.2      137,175
      1,900   Granite State Bankshares,
               Inc. ......................      83,011
      4,700   Graphic Packaging
               International Corp.1 ......      26,508
      1,500   Gray Television, Inc.--
               Class A ...................      17,775
      1,000   Great American Financial
               Resources, Inc. ...........      17,200
      5,668   Great Atlantic & Pacific
               Tea Co.1 ..................      45,684
      8,400   Great Lakes Chemical Corp. .     200,592
      4,900   Great Lakes REIT, Inc. .....      81,585
      1,100   Great Southern Bancorp, Inc.      40,425
      1,700   Green Mountain Coffee, Inc.1      25,687
        150   Grey Global Group ..........      91,665
     36,000   Grey Wolf, Inc.1 ...........     143,640

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,700   Grief Bros Corp.--Class A ..$     88,060
      6,570   Griffon Corp.1 .............      89,483
      4,000   Group Automotive, Inc.1 ....      95,520
      3,300   GSI Commerce, Inc.1,2 ......      12,045
      1,300   Guess, Inc.1 ...............       5,447
      7,400   Guilford Pharmaceuticals,
               Inc.1 .....................      29,452
      4,100   Guitar Center, Inc.1,2 .....      67,896
      2,700   Gulf Island Fabrication 1 ..      43,875
      4,000   GulfMark Offshore, Inc.1 ...      59,000
      5,500   Gymboree Corp.1 ............      87,230
      3,900   Haemonetics Corp.1,2 .......      83,694
      6,382   Hain Celestial Group, Inc.1       97,006
      4,300   Hancock Fabrics, Inc.2 .....      65,575
      3,750   Hancock Holding Co.2 .......     167,437
      6,855   Handleman Co.1 .............      78,832
      4,200   Handspring, Inc.1,2 ........       3,990
      5,300   Hanger Orthopedic Group,
               Inc.1,2 ...................      69,695
      1,000   Hanmi Financial Corp.1 .....      16,770
     10,400   Hanover Compressor Co.1,2 ..      95,472
      6,201   Harbor Florida Bancorp, Inc.     139,647
      7,000   Harland (John H.) Co. ......     154,910
      6,400   Harleysville Group, Inc. ...     169,152
      3,475   Harleysville National Corp.       92,852
     17,500   Harmonic, Inc.1 ............      40,250
     11,600   Harris Interactive, Inc.1 ..      34,220
      6,100   Harvard Bioscience, Inc.1 ..      20,118
      6,600   Harvest Natural Resources,
               Inc.1 .....................      42,570
      4,400   Haverty Furniture Cos., Inc.      61,160
      1,600   Hawthorne Financial Corp.1 .      45,664
      1,700   Hayes Lemmerz International,
               Inc.1,2 ...................         306
      6,700   Headwaters, Inc.1 ..........     103,917
     10,475   Health Care REIT, Inc. .....     283,349
     11,091   Healthcare Realty Trust, Inc.    324,412
      1,900   Healthcare Services
               Group, Inc.1 ..............      24,776
      5,000   HealthExtras, Inc.1 ........      20,250
      2,600   Healthtronics Surgical
               Services, Inc.1 ...........      20,829
      6,424   Heartland Express, Inc.1 ...     147,180
     20,400   Hecla Mining Co.1,2 ........     103,224
      2,200   HEICO Corp. ................      23,342
         90   HEICO Corp.--Class A .......         744
      5,100   Heidrick & Struggles
               International, Inc.1,2 ....      74,817
      6,105   Helix Technology Corp. .....      68,376
      3,200   Heritage Property Investment
               Trust, REIT ...............      79,904
      3,800   Herley Industries, Inc.1,2 .      66,150
      4,700   Hexcel Corp.1 ..............      14,100
      2,250   Hibbett Sporting Goods, Inc.1     53,820
      2,461   Hickory Tech Corp. .........      23,453
      7,600   Hilb, Rogal and Hamilton Co.2    310,840
     13,300   Hollinger International, Inc.    135,128
      2,500   Holly Corp. ................      54,625

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,600   Hollywood Casino Corp.--
               Class A 1 .................$     44,208
     12,000   Hollywood Entertainment
               Corp.1,2 ..................     181,200
      5,400   Hologic, Inc.1 .............      65,934
      5,400   Home Properties of
               New York, Inc. ............     186,030
     13,900   Hooper Holmes, Inc. ........      85,346
      9,568   Horace Mann Educators Corp.      146,677
      5,700   Horizon Offshore, Inc.1 ....      28,386
      2,400   Horizon Organic Holding
               Corp.1,2 ..................      38,856
      7,050   Hot Topic, Inc.1,2 .........     161,304
      1,900   Houston Exploration Co.1 ...      58,140
      3,500   Hovnanian Enterprises, Inc.--
               Class A 1 .................     110,950
     29,500   HRPT Properties Trust ......     243,080
      2,800   Hudson River Bancorp. Inc.2       69,300
          1   Hudson United Bancorp ......          31
      5,500   Hughes Supply, Inc.2 .......     150,260
      3,840   Humboldt Bancorp ...........      40,320
      4,800   Hunt (J.B.) Transport
               Services, Inc.1 ...........     140,640
      5,900   Hutchinson Technology 1,2 ..     122,130
      3,500   Hydril Co.1 ................      82,495
      9,400   Hypercom Corp.1,2 ..........      35,062
      7,780   Hyperion Solutions Corp.1 ..     199,713
     12,500   I-many, Inc.1 ..............      17,750
      2,200   IBERIABANK Corp. ...........      88,352
        400   ICT Group, Inc.1 ...........       4,636
      3,000   ICU Medical, Inc.1,2 .......     111,900
     18,500   Identix, Inc.1,2 ...........      95,275
      7,200   IDEX Corp. .................     235,440
      7,396   IDEXX Laboratories, Inc.1 ..     242,959
      4,400   iDine Rewards Network, Inc.1      46,728
      4,700   IDX Systems Corp.1 .........      80,041
      3,506   IGEN International, Inc.1,2      150,232
      5,300   IHOP Corp.1,2 ..............     127,200
      2,500   II-VI, Inc.1 ...............      40,150
      8,963   ILEX OnOclogy, Inc.1 .......      63,279
      4,000   Illumina, Inc.1 ............      13,480
      4,900   Imagistics International,
               Inc.1,2 ...................      98,000
      8,203   Imation Corp.1 .............     287,761
     11,500   ImClone Systems, Inc.1,2 ...     122,141
      2,900   Immucore, Inc.1,2 ..........      58,725
     11,379   ImmunoGen, Inc.1 ...........      35,275
      8,800   Immunomedics, Inc.2 ........      40,656
     10,700   Impac Mortgage Holdings, Inc.,
               REIT ......................     123,050
      4,728   IMPATH, Inc.1,2 ............      93,236
      5,600   Impax Laboratories, Inc.1,2       22,456
      3,200   IMPCO Technologies, Inc.1,2       15,008
      8,541   In Focus Systems, Inc.1 ....      52,613
      3,335   INAMED Corp.1 ..............     102,718
     17,100   Incyte Genomics, Inc.1 .....      77,976
      3,700   Independent Bank Corp.--
               Mass. .....................      84,360
      3,801   Independent Bank Corp.--
               Mich.2 ....................     115,018
      7,700   Indevus Pharmaceuticals,
               Inc.1 .....................      16,470
      2,300   Inet Technologies, Inc.1 ...      14,030

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,040   Infogrames, Inc.1 ..........$      5,381
     10,200   Infonet Services Corp.--
               Class B 1 .................      20,196
     12,400   Informatica Corp.1 .........      71,424
      3,200   Information Holdings, Inc.1,2     49,664
      8,000   Information Resources, Inc.1      12,800
      5,300   InfoUSA, Inc.1 .............      26,341
      1,600   Ingles Markets, Inc.--
               Class A ...................      18,830
     14,200   Inhale Therapeutic Systems,
               Inc.1 .....................     114,736
     30,200   Inktomi Corp.1 .............      48,320
      7,900   Innkeepers USA Trust .......      60,514
      9,100   Input/Output, Inc.1 ........      38,675
      4,000   Inrange Technologies Corp.--
               Class B 1,2 ...............       9,400
     10,900   Insight Communications Co.,
               Inc.1,2 ...................     134,942
      9,162   Insight Enterprises, Inc.1,2      76,136
      3,266   Insignia Financial Group, Inc.--
               Class A 1 .................      23,678
      6,290   Insituform Technologies--
               Class A 1,2 ...............     107,244
      3,422   Insurance Auto Auctions,
               Inc.1 .....................      56,771
      4,822   Integra Bank Corp. .........      85,928
      3,900   Integra LifeSciences
               Holdings 1,2 ..............      68,835
      1,900   Integral Systems, Inc.1 ....      38,095
      1,000   Integrated Defense Technology,
               Inc.1 .....................      14,500
      9,700   Integrated Electrical
               Services, Inc.1 ...........      37,345
      8,700   Integrated Silicon
               Solution, Inc.1,2 .........      37,932
      4,890   Inter-Tel, Inc. ............     102,250
      3,935   Intercept Group, Inc.1,2 ...      66,623
        900   Interchange Financial
               Services Corp. ............      14,490
     13,560   InterDigital Communications
               Corp.1 ....................     197,434
     11,741   Interface, Inc.1 ...........      36,045
     12,024   Intergraph Corp.1 ..........     213,546
     31,800   Interland, Inc.1,2 .........      41,340
      3,036   Intermagnetics General
               Corp.1,2 ..................      59,627
      6,200   Intermet Corp. .............      26,040
      5,800   Intermune, Inc.1,2 .........     147,958
      6,063   International Bancshares
               Corp. .....................     239,185
      4,700   International Multifoods
               Corp.1 ....................      99,593
      2,200   International Specialty
               Products, Inc.1 ...........      22,462
      8,700   Internet Security Systems,
               Inc.1,2 ...................     159,471
      2,200   Interpool, Inc. ............      35,332
         88   Interpool, Inc. Rights 1,6 .          --
      5,500   Interpore International,
               Inc.1,2 ...................      35,200
      9,500   Interstate Bakeries Corp. ..     144,875
     20,062   Intertrust Technologies
               Corp.1,2 ..................      84,862
      4,787   IntertTAN, Inc.1 ...........      34,227
     29,000   Interwoven, Inc.1 ..........      75,400
      4,500   Intrado, Inc.1,2 ...........      44,100
      6,200   Intuitive Surgical, Inc.1,2       38,192
      5,700   Invacare Corp.2 ............     189,810
      2,100   Inverness Medical Innovations,
               Inc.1 .....................      27,615
      5,000   Investors Real Estate Trust       49,900
      2,400   InVision Technologies,
               Inc.1,2 ...................      63,264

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
     12,709   Iomega Corp.1,2 ............$     99,766
      4,100   Ionics, Inc.1,2 ............      93,480
     10,500   IRT Property Co. ...........     124,635
      4,900   Irwin Financial Corp.2 .....      80,850
     12,168   Isis Pharmaceuticals, Inc.1,2     80,187
      4,511   Isle of Capri Casinos,
               Inc.1,2 ...................      59,726
        600   ITLA Capital Corp.1 ........      19,938
      4,500   Itron, Inc.1 ...............      86,265
      9,600   ITT Educational Services,
               Inc.1 .....................     226,080
      7,600   ITXC Corp.1 ................      17,632
      6,800   Ixia1,2 ....................      24,820
      2,000   IXYS Corp.1 ................      14,120
      1,900   J & J Snack Foods Corp.1 ...      67,849
      4,050   J. Jill Group, Inc.1 .......      56,619
     10,136   J.M. Smucker Co. ...........     403,514
      1,700   j2 Global Communications,
               Inc.1,2 ...................      32,368
      7,798   Jack in the Box, Inc.1,2 ...     134,827
      4,900   JAKKS Pacific, Inc.1 .......      66,003
      3,300   Jarden Corp.1 ..............      78,771
      5,982   JDA Software Group, Inc.1,2       57,786
     10,750   JDN Realty Corp. ...........     117,712
      4,500   Jefferies Group, Inc.2 .....     188,865
     10,900   JLG Industries, Inc. .......      82,077
      3,800   Jo-Ann Stores, Inc.--
               Class A 1,2 ...............      87,286
      1,600   Johnson Outdoors, Inc.1 ....      15,792
      8,182   Jones Lang LaSalle, Inc.1 ..     125,839
      5,403   Journal Register Co.1 ......      96,065
     10,500   Joy Global, Inc.1 ..........     118,230
      3,400   K-Swiss, Inc.--Class A .....      73,814
      4,900   K-V Pharmaceutical Co.--
               Class A 1,2 ...............     113,680
      5,800   K2, Inc.1 ..................      54,520
      4,180   Kadant, Inc.1 ..............      62,700
      6,500   Kaman Corp.--Class A .......      71,500
      1,200   Kansas City Life
               Insurance Co. .............      45,480
     15,200   Kansas City Southern
               Industries, Inc.1 .........     182,400
      5,690   Kaydon Corp. ...............     120,685
     12,900   Keane, Inc.1 ...............     115,971
      2,200   Keithley Instruments, Inc. .      27,500
      5,582   Kellwood Co. ...............     145,132
      4,900   Kelly Services, Inc. .......     121,079
      3,300   Kendle International, Inc.1       29,043
      7,612   Kennametal, Inc. ...........     262,462
      2,150   Kenneth Cole Productions, Inc.--
               Class A 1 .................      43,645
      2,500   Kensey Nash Corp.1 .........      45,675
     24,800   Key Energy Group, Inc.1,2 ..     222,456
      7,000   Keynote Systems, Inc.1 .....      54,040
      3,100   Keystone Automotive Industries,
               Inc.1 .....................      46,562
      5,300   Keystone Property Trust ....      89,941
      5,340   kforce.com, Inc.1 ..........      22,535
      6,700   Kilroy Realty Corp. ........     154,435
      7,000   Kimball International, Inc.--
               Class B ...................      99,750

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,300   Kindred Healthcare, Inc.1,2 $     59,898
      4,836   Kirby Corp.1 ...............     132,458
     18,900   Knight Trading Group, Inc.1,2     90,531
      5,052   Knight Transportation,
               Inc.1,2 ...................     106,092
      6,000   Koger Equity, Inc. .........      93,600
     17,800   Kopin Corp.1 ...............      69,776
     10,123   Korn/Ferry International 1 .      75,720
      1,700   KOS Pharmaceuticals, Inc.1,2      32,300
      5,500   Kosan Biosciences, Inc.1 ...      33,385
      3,400   Kramont Realty Trust .......      49,810
      5,500   Kroll, Inc.1,2 .............     104,940
      4,381   Kronos, Inc.1,2 ............     162,053
     10,400   Kulicke & Soffa Industries,
               Inc.1,2 ...................      59,488
        500   L.S. Starrett Co.--
               Class A ...................       8,300
      8,900   La Jolla Pharmaceutical
               Co.1,2 ....................      57,850
     31,975   La Quinta Corp.1 ...........     140,690
      2,000   LabOne, Inc.1 ..............      35,440
     11,200   Labor Ready, Inc.1,2 .......      71,904
      3,800   Laclede Group, Inc. ........      91,960
      2,300   Ladish Co., Inc.1 ..........      18,538
      1,942   Lakeland Bancorp Inc.2 .....      34,704
        300   Lakeland Financial Corp. ...       7,035
      7,500   Lance, Inc. ................      88,792
      4,300   Landamerica Financial Group      152,435
      1,600   Landauer, Inc. .............      55,600
      4,500   Landry's Restaurants, Inc.2       95,580
      3,912   Landstar System, Inc.1 .....     228,304
      1,500   Lannett Co., Inc.1 .........      24,570
      2,600   LaSalle Hotel Properties ...      36,400
     19,100   Lattice Semiconductor Corp.1     167,507
        900   Lawson Products, Inc. ......      27,882
      3,183   Learning Tree International,
               Inc.1 .....................      43,607
      2,000   LeCroy Corp.1 ..............      22,200
     22,662   Legato Systems, Inc.1 ......     113,990
      2,400   LendingTree, Inc.1,2 .......      30,912
     10,618   Lennox International, Inc. .     133,256
      9,600   Lexar Media, Inc.1 .........      60,192
      6,722   Lexicon Genetics, Inc.1 ....      31,795
      7,400   Lexington Corporate
               Properties Trust ..........     117,660
      3,400   Libbey, Inc. ...............      88,400
     27,800   Liberate Technologies,
               Inc.1,2 ...................      39,754
      3,775   Liberty Corp. ..............     146,470
     11,100   Ligand Pharmaceuticals, Inc.--
               Class B 1,2 ...............      59,607
      7,985   Lightbridge, Inc.--
               Class A 1 .................      49,108
      7,974   Lincoln Electric Co. .......     184,598
      3,250   Lindsay Manufacturing Co. ..      69,550
      8,100   Linens 'n Things, Inc.1 ....     183,060
      2,500   Liquidmetal Technologies1,2       25,700
      2,400   Lithia Motors, Inc.--
               Class A 1 .................      37,656
      3,886   Littelfuse, Inc.1 ..........      65,518
      5,836   LNR Property Corp. .........     206,594
      5,900   Local Financial Corp.1 .....      86,435

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      3,454   LodgeNet Entertainment
               Corp.1 ....................$     36,889
      4,000   Lone Star Steakhouse &
               Saloon, Inc. ..............      77,360
      7,236   Lone Star Technologies, Inc.1    107,744
      7,083   Longs Drug Stores Corp.2 ...     146,901
     14,100   Longview Fibre Co.1 ........     101,943
     19,200   LookSmart Ltd.1 ............      47,616
     23,116   Louisiana-Pacific Corp.1 ...     186,315
        800   LSB Bancshares, Inc. .......      12,960
      3,900   LSI Industries, Inc. .......      54,015
      9,974   LTX Corp.1,2 ...............      60,143
      4,200   Luby's Cafeterias, Inc.1,2 .      12,222
      1,400   Lufkin Industries, Inc. ....      32,830
      5,900   Luminex Corp.1,2 ...........      24,249
      2,700   Lydall, Inc.1 ..............      30,645
      4,197   M.D.C. Holdings, Inc. ......     160,577
      3,200   M/I Schottenstein Homes, Inc.     88,960
        500   Macatawa Bank Corp. ........       9,925
      7,003   MacDermid, Inc.2 ...........     160,019
      8,312   Macerich Co. REIT ..........     255,594
      9,600   Macrovision Corp.1 .........     153,984
      2,900   Madden Steven Ltd.1 ........      52,403
      5,211   MAF Bancorp, Inc. ..........     176,809
      5,100   Magma Design Automation,
               Inc.1,2 ...................      48,858
     12,600   Magna Entertainment Corp.,--
               Class A 1,2 ...............      78,120
      4,000   MagneTek, Inc.1 ............      17,760
     10,600   Magnum Hunter Resources,
               Inc.1 .....................      63,070
      5,400   Mail Well, Inc.1 ...........      13,500
      1,400   Main Street Banks, Inc.2 ...      26,880
        210   MainSource Financial
               Group, Inc. ...............       5,042
      4,300   Manhattan Associates, Inc.1      101,738
      6,377   Manitowoc Co., Inc.2 .......     162,614
      2,300   ManTech International Corp.--
               Class A 1 .................      43,861
      4,000   Manufactured Home
               Communities, Inc. .........     118,520
      2,700   Manufacturers' Services
               Ltd.1,2 ...................      14,958
     15,100   Manugistics Group, Inc.1,2 .      36,240
      2,652   MapInfo Corp.1 .............      14,719
      3,550   Marcus Corp. ...............      50,410
      5,222   Martek Biosciences Corp.1,2      131,386
      3,222   Martha Stewart Living
               Omnimedia, Inc.1,2 ........      31,801
      5,600   Marvel Enterprises, Inc.1,2       50,288
      1,700   MASSBANK Corp. .............      48,110
     14,600   Massey Energy Corp. ........     141,912
      6,500   MasTec, Inc.1 ..............      19,175
      1,500   Material Sciences Corp.1 ...      19,410
      2,900   Matria Healthcare, Inc.1 ...      25,201
     12,700   MatrixOne, Inc.1 ...........      54,610
      7,300   Matthews International Corp.--
               Class A ...................     163,016
      7,400   Mattson Technology, Inc.1,2       21,164

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
        300   Maui Land & Pineapple
               Co., Inc. .................$      4,752
      8,683   Maverick Tube Corp.1,2 .....     113,139
      3,700   MAXIMUS, Inc.1,2 ...........      96,570
     46,400   Maxtor Corp.1 ..............     234,784
      2,000   Maxwell Shoe Co., Inc.1 ....      23,240
      5,700   Maxygen, Inc.1 .............      43,434
      3,400   MB Financial, Inc. .........     118,286
     14,200   McDATA Corp.--Class A 1,2 ..     100,820
      5,600   MCG Capital Corp.2 .........      60,144
      2,800   McGrath Rentcorp ...........      65,072
      5,686   MCSI, Inc.1,2 ..............      27,009
      2,800   Med-Design Corp.1,2 ........      22,562
     14,900   Medarex, Inc.1 .............      58,855
     14,000   Mediacom Communications
               Corp.1 ....................     123,340
      1,200   Medical Staffing Network
               Holdings, Inc.1,2 .........      19,200
      6,200   Medicines Co.1,2 ...........      99,324
      1,500   Medis Technologies Ltd.1,2 .       7,500
      3,025   MedQuist, Inc.1 ............      61,287
      2,772   MemberWorks, Inc.1 .........      49,841
     12,403   MEMC Electronic Materials,
               Inc.1,2 ...................      93,891
      7,092   Men's Wearhouse, Inc.1,2 ...     121,628
      4,496   Mentor Corp. ...............     173,096
     14,600   Mentor Graphics Corp.1,2 ...     114,756
      5,022   Mercury Computer Systems,
               Inc.1,2 ...................     153,271
      1,200   Meridian Medical Technologies,
               Inc.1,2 ...................      53,280
     11,300   Meridian Resource Corp.1 ...      10,170
      8,144   Meristar Hospitality Corp. .      53,750
      3,400   Merit Medical Systems, Inc.1      67,728
      1,800   Meritage, Corp. ............      60,570
      4,000   Merix Corp.1,2 .............      33,600
     10,000   Mesa Air Group, Inc.1 ......      40,700
      3,300   Mesaba Holdings, Inc.1 .....      20,196
        400   Mestek, Inc.1 ..............       7,172
      9,100   Metasolv, Inc.1 ............      12,467
      9,328   Methode Electronics, Inc.--
               Class A ...................     102,328
      6,200   Metris Cos., Inc.2 .........      15,314
      4,400   Metro One Telecommunications,
               Inc.1 .....................      28,380
     10,100   MFA Mortgage Investments,
               Inc. ......................      84,840
      3,200   MGE Energy, Inc. ...........      85,667
      7,100   MGI Pharma, Inc.1,2 ........      51,475
     17,400   Micromuse, Inc.1 ...........      66,468
      4,583   MICROS Systems, Inc.1 ......     102,751
      7,544   Microsemi Corp.1,2 .........      45,943
     13,000   Microtune, Inc.1 ...........      40,690
      4,500   Mid-America Apartment
               Communities, Inc. .........     110,025
      2,500   Mid-Atlantic Realty Trust ..      43,500
      6,900   Mid-State Bancshares .......     113,312
      2,800   Midas, Inc. ................      18,004
      1,450   Middlesex Water Co. ........      30,407

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      1,400   Midland Co. ................$     26,600
      6,059   Midway Games, Inc.1,2 ......      25,266
      1,200   Midwest Banc Holdings, Inc.2      22,740
      2,550   MidWest Express Holdings,
               Inc.1,2 ...................      13,643
      5,698   Milacron, Inc. .............      33,903
     16,731   Millennium Chemicals, Inc. .     159,279
      5,030   Mills Corp. ................     147,580
      5,300   MIM Corp.1,2 ...............      30,740
      1,700   Mine Safety Appliances Co. .      54,825
      5,068   Minerals Technologies, Inc.2     218,684
      9,737   MIPS Technologies, Inc.--
               Class A 1 .................      29,503
      4,300   Mission West Properties,
               Inc.2 .....................      42,570
      3,574   Mobile Mini, Inc.1 .........      56,005
      7,606   Modine Manufacturing Co. ...     134,474
      3,500   Modtech Holdings, Inc.1 ....      33,950
      4,300   Molecular Devices Corp.1,2 .      70,821
      4,975   Monaco Coach Corp.1,2 ......      82,336
      5,000   Monolithic Systems
               Technology, Inc.1,2 .......      60,400
      2,100   Monro Muffler Brake, Inc.1 .      35,490
      3,900   Moog, Inc.--Class A 1 ......     121,056
        900   Mother's Work, Inc.1,2 .....      31,707
      1,700   Movado Group, Inc. .........      31,977
      3,425   Movie Gallery, Inc.1 .......      44,525
     20,472   MPS Group, Inc.1 ...........     113,415
      4,920   MRO Software, Inc.1 ........      59,753
     22,834   MRV Communications, Inc.1 ..      24,432
      5,600   MSC.Software Corp.1 ........      43,232
      5,800   MTR Gaming Group, Inc.1 ....      46,168
      6,300   MTS Systems Corp. ..........      63,126
      7,200   Mueller Industries, Inc.1 ..     196,200
      2,000   Multimedia Games, Inc.1,2 ..      54,920
      5,472   Myers Industries, Inc.2 ....      58,550
     10,500   Mykrolis Corp.1 ............      76,650
      5,200   Myriad Genetics, Inc.1,2 ...      75,920
      8,397   N B T Bancorp, Inc.2 .......     143,337
     10,033   Nabi Biopharmaceuticals 1 ..      62,205
      1,325   NACCO Industries, Inc.--
               Class A ...................      57,995
      2,500   Nanometrics, Inc.1 .........      10,475
      7,600   Napro Biotherapeutics, Inc.1       5,168
      4,400   Nash Finch Co. .............      34,012
      2,600   Nastech Pharmaceutical Co.,
               Inc.1,2 ...................      22,230
      1,400   NATCO Group, Inc.--Class A 1       8,792
        500   National Beverage Corp.1 ...       7,650
      3,900   National Health Investors,
               Inc. ......................      62,712
      1,300   National Healthcare, Corp.1       22,750
      3,389   National Penn Bancshares,
               Inc. ......................      89,978
        900   National Presto Industries,
               Inc.2 .....................      26,442
        600   National Western Life Insurance Co.--
               Class A 1 .................      57,600
     13,700   Nationwide Health
               Properties, Inc. ..........     204,541
      3,900   Nature's Sunshine
               Products, Inc. ............      37,869

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      7,100   Nautica Enterprises,
               Inc.1,2 ...................$     78,881
      6,675   Nautilus Group, Inc.1 ......      89,178
      8,675   Navigant Consulting, Inc.1 .      51,183
      3,900   Navigant International, Inc.1     48,087
        733   NBC Capital Corp. ..........      18,472
      9,038   NBTY, Inc.1 ................     158,888
      3,800   NCI Building Systems, Inc.1       82,916
      5,011   NCO Group, Inc.1,2 .........      79,925
        700   NCP Litigation Trust 1 .....          --
      7,089   NDCHealth Corp.2 ...........     141,071
      2,500   Neoforma, Inc.1,2 ..........      29,875
      3,440   NeoPharm, Inc.1,2 ..........      34,882
      3,422   Neose Technologies, Inc.1 ..      30,353
      8,872   Net IQ Corp.1,2 ............     109,569
     12,996   Net.B@nk, Inc.1,2 ..........     125,801
      4,500   Net2Phone, Inc.1,2 .........      18,225
      8,853   Netegrity, Inc.1,2 .........      28,799
      2,200   Netflix, Inc.1,2 ...........      24,222
      1,700   Netratings, Inc.1 ..........      12,238
      8,300   Netro Corp.1 ...............      22,659
      4,100   Netscout Systems, Inc.1 ....      17,835
      3,200   NetScreen Technologies, Inc.1     53,888
      6,470   Neurocrine Biosciences,
               Inc.1,2 ...................     295,420
      2,500   Neurogen Corp.1 ............       9,075
      3,300   New Century Financial Corp.2      83,787
      2,200   New England Business Service,
               Inc. ......................      53,680
     18,600   New Focus, Inc.1 ...........      71,424
      7,350   New Jersey Resources Corp. .     232,187
     18,125   Newpark Resources, Inc.1,2 .      78,844
      8,300   Newport Corp.1 .............     104,248
      3,800   Next Level Communications,
               Inc.1 .....................       3,078
     17,500   Nextel Partners, Inc.--
               Class A 1,2 ...............     106,225
      2,300   NL Industries, Inc. ........      39,100
      2,000   NN, Inc. ...................      19,980
      6,200   Nordson Corp. ..............     153,946
      2,400   Nortek Holdings, Inc.1 .....     109,800
      2,900   North Pittsburgh Systems,
               Inc. ......................      39,530
      2,200   Northwest Bancorp, Inc. ....      32,538
      6,707   Northwest Natural Gas Co. ..     181,491
     10,900   Northwestern Corp.2 ........      55,372
      2,754   Novadigm, Inc.1 ............       6,417
      2,600   Novastar Financial, Inc.,
               REIT 2 ....................      80,678
     84,382   Novell, Inc.1 ..............     281,836
      5,300   Noven Pharmaceuticals,
               Inc.1,2 ...................      48,919
      6,670   NPS Pharmaceuticals, Inc.1,2     167,884
      2,976   NS Group, Inc.1 ............      19,404
      3,700   Nu Horizons Electronics
               Corp.1 ....................      21,386
     11,144   Nu Skin Enterprises, Inc. ..     133,394
      8,900   Nuance Communications, Inc.1      22,072
      3,000   Nuevo Energy Co.1 ..........      33,300
      3,100   NUI Corp. ..................      53,506
      8,100   Numerical Technologies,
               Inc.1,2 ...................      28,026

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      6,870   NYFIX, Inc.1,2 .............$     30,915
        500   NYMAGIC, Inc.1 .............       9,725
      4,500   O'Charley's, Inc.1 .........      92,385
     16,300   Oak Technology, Inc.1 ......      43,195
      5,000   Oakley, Inc.1 ..............      51,350
      3,600   Ocean Financial Corp. ......      80,820
      6,200   Oceaneering International,
               Inc.1 .....................     153,388
      3,000   Octel Corp.1 ...............      47,400
      4,800   Ocular Sciences, Inc.1 .....      74,496
      7,500   Ocwen Financial Corp.1 .....      21,000
      3,200   Odyssey Healthcare, Inc.1,2      111,040
      5,000   Odyssey Re Holdings Corp. ..      88,500
     26,890   OfficeMax, Inc.1 ...........     134,450
      5,300   Offshore Logistics, Inc.1,2      116,176
     11,842   Ohio Casualty Corp.1,2 .....     153,354
      3,400   Oil States International,
               Inc.1,2 ...................      43,860
      1,199   Old Second Bancorp, Inc. ...      44,363
     11,654   Olin Corp.2 ................     181,220
      1,400   Omega Financial Corp. ......      50,190
      5,300   OmniVision Technologies,
               Inc.1 .....................      71,921
     11,600   Omnova Solutions, Inc. .....      46,748
      5,800   On Assignment, Inc.1 .......      49,416
      8,300   ON Semiconductor Corp.1 ....      11,371
      2,500   Oneida Ltd. ................      27,575
     12,480   ONEOK, Inc. ................     239,616
      4,800   Onyx Pharmaceuticals, Inc.1       27,888
     12,442   ONYX Software Corp.1,2 .....      19,285
     44,400   Openwave Systems, Inc.1,2 ..      88,800
     24,100   Oplink Communications, Inc.       19,039
      3,600   OPNET Technologies, Inc.1,2       29,092
      3,300   Optical Communication
               Products, Inc.1 ...........       3,564
      4,400   Option Care, Inc.1,2 .......      35,024
      7,800   Orasure Technologies, Inc.1,2     42,510
     11,260   Orbital Sciences Corp.1,2 ..      47,517
      4,700   Oregon Steel Mills, Inc.1 ..      18,894
      2,016   Oriental Financial Group ...      49,553
      4,900   OrthoLogic Corp.1 ..........      17,689
      3,008   Oshkosh B'Gosh, Inc.--
               Class A ...................      84,374
      3,825   Oshkosh Truck Corp. ........     235,238
      8,300   OSI Pharmaceuticals, Inc.1,2     136,120
      1,800   OSI Systems, Inc.1 .........      30,564
      3,400   Osmonics, Inc.1 ............      57,596
      5,200   Otter Tail Power Co. .......     139,880
      2,500   Overland Storage, Inc.1 ....      36,453
      5,700   Overseas Shipholding
               Group, Inc.2 ..............     102,030
      1,400   Overstock.com, Inc.1,2 .....      18,200
     11,900   Overture Services, Inc.1,2 .     324,989
      7,200   Owens & Minor, Inc.,
               Holding Co.2 ..............     118,224
      1,100   Oxford Industries, Inc. ....      28,215
      1,300   P.A.M. Transportation
               Services, Inc.1 ...........      32,773
      3,672   P.F. Chang's China
               Bistro, Inc.1 .............     133,294
      9,433   Pacific Capital Bancorp ....     240,070

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      4,500   Pacific Northwest Bancorp ..$    112,500
     10,106   Pacific Sunwear of
               California, Inc.1 .........     178,766
      1,400   Pacific Union Bank 1 .......      16,114
      7,900   PacifiCare Health Systems,
               Inc.1,2 ...................     221,990
      6,400   Packeteer, Inc.1 ...........      43,904
      4,400   Pain Therapeutics, Inc.1 ...      10,516
      3,450   Palm Harbor Homes, Inc.1,2 .      60,272
      6,520   Palm, Inc.1,2 ..............     102,364
      8,640   Pan Pacific Retail Properties    315,619
      5,000   Panera Bread Co.--
               Class A 1,2 ...............     174,050
      3,806   Papa John's International,
               Inc.1,2 ...................     106,111
     60,700   Parametric Technology
               Corp.1 ....................     152,964
      6,560   PAREXEL International
               Corp.1,2 ..................      72,094
      3,387   Park Electrochemical Corp. .      65,030
     14,600   Parker Drilling Co.1 .......      32,412
      1,960   ParkerVision, Inc.1,2 ......      15,994
      2,700   Parkway Properties, Inc. ...      94,716
      2,600   Party City Corp.1 ..........      31,200
     10,200   Pathmark Stores, Inc.1 .....      51,714
      6,311   Patina Oil & Gas Corp.2 ....     199,743
      8,550   Paxar Corp.1 ...............     126,113
      9,000   Paxson Communications Corp.1      18,540
      5,000   Payless ShoeSource, Inc.1,2      257,350
        850   PC Connection, Inc.1 .......       4,310
      6,500   PC-Tel, Inc.1 ..............      44,070
      2,700   PDI, Inc.1 .................      29,136
        900   Peapack-Gladstone Financial
               Corp.2 ....................      30,825
      1,600   PEC Solutions, Inc.1,2 .....      47,840
      5,300   Pediatrix Medical Group,
               Inc.1,2 ...................     212,318
      3,000   Peet's Coffee & Tea, Inc.1 .      42,390
      6,804   Pegasus Systems, Inc.1 .....      68,244
      2,500   Pegasystems, Inc.1 .........      12,775
      2,274   Penn Engineering &
               Manufacturing Corp. .......      24,218
      6,400   Penn National Gaming, Inc.1,2    101,504
      2,500   Penn Virginia Corp.2 .......      90,875
      1,000   PennFed Financial Services,
               Inc. ......................      27,150
        860   PennRock Financial Services
               Corp. .....................      23,865
      3,600   Pennsylvania Real Estate
               Investment Trust ..........      93,600
      7,260   Penton Media, Inc.1 ........       4,937
      4,000   Penwest Pharmaceuticals Co.1      42,400
      1,200   Peoples Bancorp, Inc. ......      30,720
        900   Peoples Holding Co. ........      36,675
     10,400   Pep Boys-Manny, Moe, & Jack      120,640
      7,433   Per-Se Technologies, Inc.1 .      66,667
     21,900   Peregrine Pharmaceuticals 1       17,082
      6,200   Pericom Semiconductor Corp.1      51,522
     15,498   Perrigo Co.1 ...............     188,301
     10,300   PetroQuest Energy, Inc.1 ...      42,745
      3,400   PFF Bancorp, Inc. ..........     106,250
      3,900   Pharmaceutical Resources,
               Inc.1 .....................     116,220

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      6,700   Pharmacopeia, Inc.1 ........$     59,764
      4,500   Philadelphia Consolidated
               Holding Corp.1 ............     159,300
      4,600   Phillips-Van Heusen Corp. ..      53,176
      4,768   Phoenix Technologies Ltd.1 .      27,511
      3,741   Photon Dynamics, Inc.1,2 ...      85,295
      5,868   Photronics, Inc.1 ..........      80,392
      1,900   PICO Holdings, Inc.1 .......      25,517
      7,600   Piedmont Natural Gas Co.,
               Inc.2 .....................     268,660
      2,800   Pilgrims Pride Corp. .......      22,960
      7,200   Pinnacle Entertainment, Inc.1     49,896
     14,812   Pinnacle Systems, Inc.1 ....     201,591
      8,168   Pioneer Standard
               Electronics, Inc.2 ........      74,982
      6,400   Pixelworks, Inc.1 ..........      37,120
      6,400   Plains Exploration &
               Production Co.1 ...........      62,400
      6,400   Plains Resources, Inc.1 ....      75,840
      3,800   Planar Systems, Inc.1,2 ....      78,394
      8,200   Plantronics, Inc.1,2 .......     124,066
      5,166   PLATO Learning, Inc.1,2 ....      30,686
      2,660   Playboy Enterprises, Inc.--
               Class B 1,2 ...............      26,946
      7,900   Playtex Products, Inc.1 ....      78,052
      9,224   Plexus Corp.1,2 ............      80,987
      5,200   Plug Power, Inc.1,2 ........      23,348
      5,425   PLX Technology, Inc.1 ......      21,212
      7,400   PMA Capital Corp.--Class A .     106,042
      8,413   PNM Resources, Inc. ........     200,398
        800   Polymedica Corp.2 ..........      24,672
     19,562   Polyone Corp. ..............      76,683
      3,400   Pomeroy Computer Resources,
               Inc.1 .....................      39,780
      4,776   Pope & Talbot, Inc. ........      68,106
      1,800   Port Financial Corp. .......      80,316
     18,300   Portal Software, Inc.1 .....      14,786
      5,200   Possis Medical, Inc.1,2 ....      93,600
      7,800   Post Properties, Inc. ......     186,420
      7,168   Potlatch Corp.2 ............     171,172
      2,300   Powell Industries, Inc.1,2 .      39,282
      5,400   Power Integrations, Inc.1,2       91,800
     11,600   Power-One, Inc.1 ...........      65,772
     14,000   Powerwave Technologies, Inc.1     75,600
      3,800   Pozen, Inc.1 ...............      19,570
      5,000   PracticeWorks, Inc.1,2 .....      39,500
     15,000   Praecis Pharmaceuticals,
               Inc.1 .....................      48,750
      3,000   Pre Paid Legal Services,
               Inc.1,2 ...................      78,600
      7,500   Prentiss Properties Trust ..     212,100
      5,400   Presidential Life Corp. ....      53,622
      6,500   Presstek, Inc.1 ............      29,965
      8,397   PRG-Schultz International,
               Inc.1,2 ...................      74,733
     10,608   Price Communications Corp.1      146,709
     27,300   Priceline.com, Inc.1,2 .....      43,680
        600   Pricesmart, Inc.1 ..........      13,938
      1,922   Prima Energy Corp.1 ........      42,976
     12,100   Prime Hospitality Corp.1 ...      98,615

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      4,600   Prime Medical Services,
               Inc.1,2 ...................$     39,882
     29,400   PRIMEDIA, Inc.1,2 ..........      60,564
      5,200   Priority Healthcare Corp.--
               Class B 1,2 ...............     120,640
      2,400   Private Media Group, Inc.1,2       7,800
      1,300   PrivateBancorp, Inc.2 ......      49,205
      5,793   Proassurance Corp.1 ........     121,653
      5,950   ProBusiness Services, Inc.1       59,500
      2,000   Procurenet 1 ...............          --
      1,600   Progenics Pharmaceuticals,
               Inc.1 .....................      10,656
      8,494   Progress Software Corp.1 ...     109,997
      3,700   Proquest Co.1 ..............      72,520
      1,900   Prosperity Bancshares, Inc.       36,100
     20,100   Protein Design Labs, Inc.1 .     170,850
      6,900   Proton Energy Systems,
               Inc.1,2 ...................      20,700
        300   Provident Bancorp, Inc.1 ...       9,315
      6,463   Provident Bankshares Corp. .     149,366
     10,527   Province Healthcare Co.1,2 .     102,428
     31,105   Proxim Corp.--Class A 1 ....      27,061
      3,400   PS Business Parks, Inc. ....     108,120
     18,763   PSS World Medical, Inc.1 ...     128,339
     13,300   PTEK Holdings, Inc.1,2 .....      58,520
      2,500   Pulitzer, Inc. .............     112,375
      3,280   QRS Corp.1 .................      21,648
      8,000   QuadraMed Corp.1 ...........      20,960
      1,500   Quaker Chemical Corp. ......      34,800
      2,000   Quaker City Bancorp, Inc.1 .      65,860
      3,800   Quaker Fabric Corp.1 .......      26,410
      4,400   Quanex Corp. ...............     147,400
      8,400   Quanta Services, Inc.1 .....      29,400
     33,200   Quantum Corp.1 .............      88,644
      8,000   Quest Software, Inc.1 ......      82,480
      1,700   Quicksilver Resources, Inc.1      38,131
      4,350   Quicksilver, Inc.1 .........     115,971
      3,600   Quidel Corp.1 ..............      12,488
      1,600   Quixote Corp. ..............      28,896
      4,100   R&G Financial Corp.--
               Class B ...................      95,325
      7,200   R.H. Donnelley Corp.1 ......     211,032
      2,600   Racing Champions Ertl Corp.1      35,490
      5,024   Radiant Systems, Inc.1 .....      48,381
      5,400   Radiologix, Inc.1 ..........      12,474
      4,874   RadiSys Corp.1 .............      38,895
      6,900   RailAmerica, Inc.1,2 .......      49,473
      7,656   Rainbow Technologies, Inc.1       54,894
     12,100   Raindance Communications,
               Inc.1 .....................      39,083
      2,500   RAIT Investment Trust, REIT       54,000
      7,160   Ralcorp Holdings, Inc.1 ....     180,002
     18,700   Rambus, Inc.1,2 ............     125,477
      3,500   Ramco-Gershenson Properties Trust,
               REIT ......................      69,125
     10,900   Range Resources Corp.1 .....      58,860
      5,350   RARE Hospitality International,
               Inc.1,2 ...................     147,767
      8,400   Rayovac Corp.1,2 ...........     111,972

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      8,300   Raytech Corp.1,2 ...........$     47,310
      8,800   RCN Corp.1 .................       4,664
     24,000   Read-Rite Corp.1 ...........       8,400
      7,200   Realty Income Corp. ........     252,000
     28,400   Red Hat, Inc.1 .............     167,844
      3,600   Redwood Trust, Inc.2 .......      99,720
      6,300   Regal-Beloit Corp. .........     130,410
      8,500   Regeneron Pharmaceuticals,
               Inc.1,2 ...................     157,335
      8,100   Regent Communications, Inc.1      47,871
     10,825   Regis Corp. ................     281,342
      8,400   Register.com, Inc.1 ........      37,800
      3,500   RehabCare Group, Inc.1 .....      66,780
      4,850   Reliance Steel & Aluminum Co.    101,074
     16,348   Remec, Inc.1,2 .............      63,430
      5,800   Remington Oil & Gas Corp.1 .      95,178
      2,800   Renaissance Learning, Inc.1,2     52,920
      6,861   Rent-Way, Inc.1 ............      24,014
     14,182   Republic Bancorp, Inc. .....     166,922
        700   Republic Bancorp, Inc.--
               Class A ...................       7,889
      2,200   Republic Bancshares, Inc.1 .      43,230
      6,400   Res-Care, Inc.1 ............      23,226
      3,041   Research Frontiers, Inc.1,2       25,362
      6,900   ResMed, Inc.1,2 ............     210,933
      3,200   Resource America, Inc.--
               Class A ...................      28,835
      4,000   Resources Connection, Inc.1       92,840
      8,437   Respironics, Inc.1 .........     256,746
      6,200   Restoration Hardware, Inc.1,2     31,062
     11,600   Retek, Inc.1 ...............      31,552
        500   Revlon1,2 ..................       1,530
      8,100   RFS Hotel Investors, Inc. ..      87,966
      1,800   Richardson Electronics, Ltd.      15,588
      3,300   Rigel Pharmaceuticals, Inc.1       3,597
      4,774   Riggs National Corp. .......      73,949
      3,900   Right Management
               Consultants, Inc.1 ........      51,675
      3,400   Rita Medical Systems, Inc.1       17,170
     32,000   Riverstone Networks, Inc.1,2      67,840
      1,000   Riviana Foods, Inc. ........      27,021
      3,300   RLI Corp. ..................      92,070
      3,700   RMH Teleservices, Inc.1,2 ..      38,850
      3,100   Roadway Express, Inc. ......     114,111
      1,800   Roanoke Electric Steel Corp.      17,100
      3,200   Robbins & Myers, Inc. ......      58,880
      2,783   Robert Mondavi Corp.--
               Class A 1,2 ...............      86,273
      3,300   Rock-Tenn Co.--Class A .....      44,484
      3,100   Rogers Corp.1 ..............      68,975
      2,700   Rollins, Inc. ..............      68,715
      6,760   Roper Industries, Inc.2 ....     247,416
      4,000   Roxio, Inc.1 ...............      19,080
        300   Royal Bancshares of Pennsylvania,
               Inc.--Class A .............       6,420
      4,000   Royal Gold, Inc.2 ..........      99,684
      2,100   RPC, Inc. ..................      24,360

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
     10,500   RSA Security, Inc.1,2 ......$     62,895
      3,800   RTI International Metals,
               Inc.1 .....................      38,380
      8,700   Ruddick Corp. ..............     119,103
      2,600   Rudolph Technologies, Inc.1,2     49,816
      2,300   Russ Berrie & Co., Inc. ....      77,694
      6,000   Russell Corp. ..............     100,440
     11,250   Ryan's Family Steakhouses,
               Inc.1 .....................     127,688
      6,888   Ryerson Tull, Inc.--Class A       42,017
     18,000   S Corp.1 ...................      80,280
      7,460   S&T Bancorp, Inc. ..........     186,880
      1,700   S.Y. Bancorp, Inc. .........      63,070
     21,900   Safeguard Scientifics, Inc.1      29,784
      2,750   SAGA Communications, Inc.--
               Class A 1 .................      52,250
      2,618   Salem Communications Corp.1       65,371
      4,900   Salix Pharmaceuticals Ltd.1       34,251
      2,482   Salton, Inc.1,2 ............      23,877
      2,728   Sanchez Computer
               Associates, Inc.1 .........       7,857
      1,900   Sanderson Farms, Inc. ......      39,729
     14,100   SanDisk Corp.1,2 ...........     286,230
      4,200   Sandy Spring Bancorp, Inc.2      132,300
      2,500   Sangamo BioSciences, Inc.1 .       7,525
      5,661   SangStat Medical Corp.1 ....      63,969
      1,210   Santander BanCorp ..........      15,730
     23,400   Sapient Corp.1,2 ...........      47,970
      1,900   Sauer, Inc. ................      15,010
      1,900   Saul Centers, Inc. .........      45,220
      7,400   Saxon Capital, Inc.1,2 .....      92,574
      4,608   SBS Technologies, Inc.1 ....      42,209
     11,200   Scansoft, Inc.1,2 ..........      58,240
      1,400   ScanSource, Inc.1 ..........      69,020
      1,400   Schawk, Inc. ...............      13,874
      4,100   School Speciality, Inc.1,2 .      81,918
      7,900   Schulman, Inc. .............     147,019
      4,400   Schweitzer-Mauduit
               International, Inc. .......     107,800
      9,200   Scientific Games Corp.--
               Class A 1 .................      66,792
     10,700   Scios, Inc.1,2 .............     348,606
      3,461   SCM Microsystems, Inc.1,2 ..      14,709
      4,975   SCP Pool Corp.1,2 ..........     145,270
      5,049   SCS Transportation, Inc.1,2       50,036
        100   Seaboard Corp. .............      24,000
      6,100   SeaChange International,
               Inc.1,2 ...................      37,515
      3,600   Seacoast Banking Corp.
               of Florida ................      67,824
      6,700   Seacoast Financial
               Services Corp. ............     134,074
      3,750   Seacor SMIT, Inc.1 .........     166,875
      1,400   Second Bancorp, Inc. .......      37,100
      8,037   Secure Computing Corp.1 ....      51,517
     14,900   Seebeyond Technology Corp.1       36,207
      3,100   Select Medical, Corp.1 .....      41,819
      6,800   Selective Insurance Group,
               Inc.2 .....................     171,224
      3,505   SEMCO Energy, Inc.2 ........      21,381
      2,800   Semitool, Inc.1 ............      17,388

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      8,400   Senior Housing Properties
               Trust .....................$     89,124
      9,433   Sensient Technologies ......     211,960
     15,800   Sepracor, Inc.1,2 ..........     152,786
      1,100   Sequa Corp.--Class A 1 .....      43,021
      5,800   Sequenom, Inc.1,2 ..........      10,440
      3,626   SERENA Software, Inc.1 .....      57,255
      4,700   Serologicals Corp.1 ........      51,700
     70,100   Service Corp.
               International 1,2 .........     232,732
      2,100   Sharper Image Corp.1,2 .....      36,603
        400   Shenandoah Telecommunications
               Co. .......................      19,568
      2,500   Shoe Carnival, Inc.1 .......      35,028
      7,990   ShopKo Stores, Inc.1,2 .....      99,476
      5,000   Shuffle Master, Inc.1,2 ....      95,550
      7,200   Shurgard Storage Centers, Inc.--
               Class A 2 .................     225,648
      6,100   Sierra Health Services, Inc.1     73,261
     23,720   Sierra Pacific Resources2 ..     154,180
      3,000   Silgan Holdings, Inc.1 .....      74,040
     47,300   Silicon Graphics, Inc.1 ....      53,449
     12,700   Silicon Image, Inc.1,2 .....      76,200
      5,800   Silicon Laboratories, Inc.1,2    110,664
     16,600   Silicon Storage
               Technology, Inc.1 .........      67,064
        800   Siliconix, Inc.1 ...........      18,720
      1,600   Simmons First National Corp.--
               Class A ...................      58,640
      3,100   SimpleTech, Inc.1 ..........       9,362
      3,000   Simpson Manufacturing
               Co., Inc.1 ................      98,700
      7,018   Sinclair Broadcast Group,
               Inc.1,2 ...................      81,619
      8,106   SIPEX Corp.1 ...............      29,992
     18,461   Sirius Satellite Radio,
               Inc.1,2 ...................      11,815
      9,600   SITEL Corp.1 ...............      11,520
      5,900   Sizeler Property Investors,
               Inc., REIT ................      54,811
        400   SJW Corp. ..................      31,220
      4,689   Skechers USA, Inc.--Class A 1     39,810
      1,000   Skyline Corp. ..............      29,500
     31,500   Skyworks Solutions, Inc.1,2      271,530
      6,120   SL Green Realty Corp. ......     193,392
      1,900   Smart & Final, Inc.1 .......       9,880
      4,600   Sola International, Inc.1 ..      59,800
     26,300   Solutia, Inc.2 .............      95,469
      9,163   Somera Communications,
               Inc.1,2 ...................      24,740
      7,865   Sonic Corp.1 ...............     161,154
     22,300   Sonicblue, Inc.2 ...........      10,035
     13,800   SonicWALL, Inc.1,2 .........      50,094
      4,228   SonoSite, Inc.1 ............      55,260
     11,483   Sotheby's Holding, Inc.--
               Class A 1,2 ...............     103,347
     12,545   SoundView Technology
               Group, Inc.1 ..............      18,818
      4,383   SOURCECORP, Inc.1 ..........      81,480
     11,822   South Financial Group, Inc.      244,243
      2,400   South Jersey Industries, Inc.     79,248
      2,560   Southern Peru Copper Corp. .      36,864
     10,851   Southern Union Co.1 ........     179,042

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      7,400   Southwest Bancorp of
               Texas 1,2 .................$    213,194
        300   Southwest Bancorp, Inc. ....       7,797
      8,912   Southwest Gas Corp. ........     208,986
        945   Southwest Water Co.2 .......      12,521
      7,500   Southwestern Energy Co.1 ...      85,875
      3,900   Sovran Self Storage, Inc. ..     110,604
     10,298   Spanish Broadcasting
               System, Inc.1 .............      74,146
      3,100   Spartan Motors, Inc.2 ......      35,278
      4,300   Spartech Corp. .............      88,709
      3,000   Specialty Laboratories,
               Inc.1,2 ...................      28,980
      5,100   Spectralink Corp.1 .........      36,618
      8,000   SpeechWorks International,
               Inc.1,2 ...................      22,240
      3,054   Speedway Motorsports, Inc. .      78,732
     12,743   Spherion Corp.1 ............      85,378
      4,980   Spinnaker Exploration Co.1,2     109,809
      6,600   Sports Authority, Inc.1,2 ..      46,200
      4,400   Sports Resorts International,
               Inc.1,2 ...................      25,828
      2,300   SPS Technologies, Inc.1 ....      54,625
      3,700   SPSS, Inc.1,2 ..............      51,763
      1,600   SRA International, Inc.--
               Class A 1 .................      43,344
      2,800   SS&C Technologies, Inc.1,2 .      29,823
      1,400   St Francis Capital Corp. ...      32,788
      7,300   St. Mary Land &
               Exploration Co.2 ..........     182,500
      4,200   Stage Stores, Inc.1 ........      88,368
     10,400   Stamps.com, Inc.1 ..........      48,568
      3,400   Standard Commercial Corp. ..      61,540
      4,061   Standard Microsystems Corp.1      79,068
      1,200   Standard Motor Products, Inc.     15,600
      3,400   Standard Register Co. ......      61,200
      7,000   Standard-Pacific Corp.2 ....     173,250
      2,100   Standex International Corp.       50,064
      1,900   Stanley Furniture Co., Inc.1      44,175
      4,111   StarMedia Network, Inc.1 ...          --
      2,025   StarTek, Inc.1 .............      55,890
      2,300   State Auto Financial Corp. .      35,650
        400   State Bancorp, Inc. ........       7,200
     14,600   Staten Island Bancorp, Inc.      294,044
      7,573   Station Casinos, Inc.1 .....     134,042
      6,675   Steak n Shake Co.1 .........      66,750
      8,730   Steel Dynamics, Inc.1,2 ....     105,022
      6,596   Stein Mart, Inc.1 ..........      40,236
      1,000   Steinway Musical
               Instruments, Inc.1 ........      16,270
      1,200   Stephan Chemical Co. .......      30,000
      7,538   Stericycle, Inc.1,2 ........     244,073
      2,376   Sterling Bancorp ...........      62,536
     10,725   Sterling Bancshares, Inc. ..     131,060
      3,175   Sterling Financial Corp.
               (Pennsylvania) ............      75,089
      1,800   Sterling Financial Corp.
               (Spokane)1 ................      33,876
      7,700   Stewart & Stevenson
               Services, Inc. ............     108,878
     25,000   Stewart Enterprises, Inc.--
               Class A 1,2 ...............     139,275
      3,200   Stewart Information
               Services Corp.1 ...........      68,448
      9,125   Stillwater Mining Co.1 .....      48,819

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      5,179   Stone Energy Corp.1 ........$    172,772
      2,400   Stoneridge, Inc.1 ..........      28,560
     16,500   Stratex Networks, Inc.1 ....      36,465
      1,124   Stratos Lightwave, Inc.1 ...       4,944
      1,200   Strattec Security Corp.1 ...      57,528
      2,460   Strayer Education, Inc.2 ...     141,450
      8,700   Stride Rite Corp. ..........      62,379
      5,300   Sturm Ruger & Co., Inc. ....      50,721
      2,100   Suffolk Bancorp 2 ..........      66,402
      4,900   Summit Properties, Inc. ....      87,220
      4,000   Sun Communities, Inc. ......     146,280
      3,725   Sunrise Assisted Living,
               Inc.1,2 ...................      92,715
      8,583   SuperGen, Inc.1,2 ..........      31,156
     10,301   Superior Energy Services,
               Inc.1 .....................      84,468
      2,900   Superior Financial Corp. ...      53,276
      4,600   Superior Industries
               International, Inc. .......     190,256
      3,348   Supertex, Inc.1 ............      49,852
     14,200   SureBeam Corp.--Class A 1,2       57,368
      2,800   Surewest Communications2 ...     104,160
      3,600   SurModics, Inc.1,2 .........     103,248
     10,700   Susquehanna Bancshares, Inc.     222,999
      6,920   Swift Energy Co.1,2 ........      66,916
      2,711   SWS Group, Inc. ............      36,761
      8,200   Sybron Dental
               Specialties, Inc.1 ........     121,770
     37,000   Sycamore Networks, Inc.1 ...     106,930
      7,100   Sykes Enterprises, Inc.1 ...      23,288
      7,100   Sylvan Learning
               Systems, Inc.1 ............     116,440
      6,170   Symyx Technologies 1 .......      77,680
      2,400   Synaptics, Inc.1 ...........      18,240
      4,022   Syncor International Corp.1,2    111,530
      2,800   Synplicity, Inc.1 ..........      10,584
        900   Syntel, Inc.1 ..............      18,909
      4,800   Syntroleum Corp.1 ..........       8,304
      8,119   Systems & Computer
               Technology Corp.1 .........      69,823
      8,600   Take-Two Interactive
               Software, Inc.1,2 .........     202,014
      7,133   TALK America Holdings, Inc.1      39,945
      3,850   TALX Corp.2 ................      49,742
      2,200   Tanger Factory Outlet
               Centers, Inc. .............      68,200
      6,700   Tanox, Inc.1 ...............      60,635
      8,100   Taubman Centers, Inc. ......     131,463
      3,400   TBC Corp.1 .................      40,834
      9,600   Techne Corp.1,2 ............     274,253
      8,800   Technitrol, Inc. ...........     142,032
      4,041   Tecumseh Products Co.--
               Class A 2 .................     178,329
      1,300   Tejon Ranch Co.1 ...........      38,610
     12,100   Tekelec1,2 .................     126,445
      6,422   Teledyne Technologies, Inc.1     100,697
     10,600   TeleTech Holdings, Inc.1 ...      76,956
      6,700   Telik, Inc.1,2 .............      78,122
      2,600   Tennant Co. ................      84,760
      7,300   Tenneco Automotive, Inc.1 ..      29,492

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
     18,200   Terayon Communication
               Systems, Inc.1,2 ..........$     37,310
      9,268   Terex Corp.1,2 .............     103,246
     16,655   Tersoro Petroleum Corp.1 ...      75,281
     12,616   Tetra Tech, Inc.1,2 ........     153,915
      2,900   TETRA Technologies, Inc.1 ..      61,973
      8,846   Texas Biotechnology Corp.1 .      12,384
      5,647   Texas Industries, Inc.2 ....     137,222
      5,790   Texas Regional Bancshares, Inc.--
               Class A ...................     205,782
      5,900   Theragenics Corp.1 .........      23,777
      6,200   Therasense, Inc.1,2 ........      51,770
      6,800   Therma-Wave, Inc.1 .........       7,140
     11,300   Thomas & Betts Corp.1 ......     190,970
      3,000   Thomas Industries, Inc.2 ...      78,180
      3,900   Thor Industries, Inc. ......     134,277
     12,760   Thoratec Laboratories Corp.1      97,359
     10,500   Thornburg Mortgage, Inc.2 ..     211,050
      8,797   THQ, Inc.1,2 ...............     116,560
      4,200   Three-Five Systems, Inc.1 ..      27,090
     18,100   TIBCO Software, Inc.1,2 ....     111,858
      4,100   Tier Technologies, Inc.--
               Class B 1 .................      65,600
     13,000   Time Warner Telecommunications,
               Inc.--Class A 1,2 .........      27,430
      6,700   TiVo, Inc.1,2 ..............      35,041
      3,600   Tollgrade Communications,
               Inc.1,2 ...................      42,228
      1,300   Tompkins Trustco, Inc. .....      57,330
      7,544   Too, Inc.1 .................     177,435
     10,396   Topps Co., Inc.1 ...........      90,445
      3,300   Toro Co. ...................     210,870
     19,800   Touch America Holdings, Inc.1      7,722
     13,390   Tower Automotive, Inc.1,2 ..      60,255
      2,600   Town & Country Trust 2 .....      54,860
      3,000   Tractor Supply Co.1 ........     112,800
      5,500   Trammel Crow Co.1 ..........      49,500
      6,509   Trans World Entertainment
               Corp.1,2 ..................      23,628
      8,606   Transaction Systems Architecture,
               Inc.--Class A 1 ...........      55,939
      6,245   Transkaryotic Therapies,
               Inc.1,2 ...................      61,826
      3,000   TransMontaigne Oil Co.1 ....      13,920
      2,850   TRC Cos., Inc.1 ............      37,421
      5,155   Tredegar Industries, Inc. ..      77,325
        100   Tremont Corp. ..............       2,980
      1,600   Trex Co., Inc.1,2 ..........      56,480
      2,300   Triad Guaranty, Inc.1 ......      84,778
      9,400   Triangle Pharmaceuticals,
               Inc.1,2 ...................      55,836
      3,000   Triarc Cos., Inc.1 .........      78,720
        200   TriCo Bancshares ...........       4,920
      7,031   Trico Marine Services, Inc.1      23,413
      3,600   Trikon Technologies, Inc.1 .      18,000
      6,906   Trimble Navigation Ltd.1 ...      86,256
      3,302   Trimeris, Inc.1 ............     142,283

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      9,412   Trinity Industries, Inc.2 ..$    178,452
      5,900   Tripath Imaging, Inc.1 .....      15,812
      2,300   Tripos, Inc.1 ..............      16,859
     29,578   TriQuint Semiconductor, Inc.1    125,411
      6,800   Triton PCS Holdings, Inc.--
               Class A 1 .................      26,724
      3,300   Triumph Group, Inc.1 .......     105,402
      5,700   TriZetto Group, Inc.1 ......      34,998
      1,600   Tropical Sportswear
               International Corp.1 ......      14,352
      1,140   Troy Financial Corp.2 ......      30,757
      5,200   Trust Co. of New Jersey ....     144,721
     19,483   Trustco Bank Corp. .........     210,027
      2,200   TTM Technologies, Inc.1 ....       7,280
      2,300   Tuesday Morning Corp.1 .....      39,330
     10,900   Tularik, Inc.1,2 ...........      81,314
     11,590   Tupperware Corp. ...........     174,777
      7,600   Turnstone Systems, Inc.1 ...      20,520
      4,466   Tweeter Home Entertainment
               Group, Inc.1,2 ............      26,171
      5,200   Tyler Technologies, Inc.1 ..      21,684
      2,700   U.S. Concrete, Inc.1 .......      14,769
     18,614   U.S. Industries, Inc.1 .....      48,955
     19,134   U.S. Oncology, Inc.1,2 .....     165,892
      3,000   U.S. Physical Therapy, Inc.1      33,450
      3,300   U.S. Restaurant
               Properties, Inc. ..........      46,464
      1,917   U.S.B. Holding Co., Inc. ...      33,931
     18,500   UAL Corp.1,2 ...............      26,455
     16,100   Ubiquitel, Inc.1 ...........       6,440
      4,918   UCBH Holdings, Inc.2 .......     208,769
      7,313   UGI Corp. ..................     273,433
      9,100   UICI1 ......................     141,505
      3,600   UIL Holdings Corp. .........     125,532
      1,700   Ulticom, Inc.1 .............      12,733
      2,300   Ultimate Electronics,
               Inc.1,2 ...................      23,345
      6,628   Ultratech Stepper, Inc.1 ...      65,213
      4,492   UMB Financial Corp.2 .......     171,868
      8,591   Umpqua Holdings Corp.2 .....     156,786
     12,382   Unifi, Inc.1 ...............      65,006
      1,400   UniFirst Corp. .............      28,280
      1,100   Union Bankshares Corp. .....      29,975
      8,000   Unisource Energy Corp. .....     138,320
      9,470   Unit Corp.1 ................     175,669
      3,300   United Auto Group, Inc.1 ...      41,151
      9,627   United Bankshares, Inc.2 ...     279,770
      3,200   United Community Banks, Inc.2     77,984
      5,242   United Community Financial
               Corp. .....................      45,343
      4,300   United Defense Industries,
               Inc.1 .....................     100,190
      1,200   United Fire & Casualty Co. .      40,140
      3,200   United Industrial Corp. ....      51,200
      5,393   United National Bancorp ....     124,309
      5,300   United Natural Foods, Inc.1,2    134,355
      5,600   United Online, Inc.1,2 .....      89,270

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      6,951   United Stationers, Inc.1 ...$    200,196
      3,200   United Surgical Partners
               International, Inc.1,2 ....      49,987
      4,328   United Therapeutics Corp.1,2      72,278
        300   Unitil Corp. ...............       7,440
      8,600   Universal American Financial
               Corp.1 ....................      50,043
      3,100   Universal Compression
               Holdings, Inc.1,2 .........      59,303
      6,068   Universal Corp. ............     224,273
      5,515   Universal Display Corp.1,2 .      43,513
      4,241   Universal Electronics, Inc.1      41,307
      2,700   Universal Forest
               Products, Inc. ............      57,567
      3,600   Universal Health Realty
               Income Trust ..............      94,500
      4,217   Unizan Financial Corp.1 ....      83,286
      9,700   UNOVA, Inc.1 ...............      58,200
      2,100   Urban Outfitters, Inc.1,2 ..      49,497
      4,200   Urologix, Inc.1 ............      13,902
      4,700   URS Corp.1 .................      66,881
      1,800   Urstadt Biddle Properties--
               Class A ...................      19,944
     16,700   US Unwired, Inc.--
               Class A 1,2 ...............       8,183
     21,133   USEC, Inc. .................     127,221
      6,151   USFreightways Corp. ........     176,841
      7,500   USG Corp.1,2 ...............      63,375
      1,800   Vail Resorts, Inc.1,2 ......      27,306
      3,800   Valhi, Inc. ................      31,540
      4,000   Valmont Industries, Inc. ...      77,600
        400   Value Line, Inc. ...........      17,376
     19,700   ValueClick, Inc.1,2 ........      54,963
      5,600   ValueVision International,
               Inc.1 .....................      83,888
      6,400   Vans, Inc.1 ................      36,352
      6,906   Varian Semiconductor Equipment
               Associates, Inc.1,2 .......     164,093
      6,828   Varian, Inc.1 ..............     195,895
      9,200   Vastera, Inc.1 .............      51,989
      5,000   VCA Antech, Inc.1 ..........      75,000
      6,274   Vector Group Ltd.2 .........      72,904
      5,900   Veeco Instruments, Inc.1,2 .      68,204
      3,696   Ventana Medical Systems,
               Inc.1,2 ...................      85,193
     12,300   Ventas, Inc. ...............     140,835
      2,000   Verint Systems, Inc.1,2 ....      40,360
      9,400   Veritas DGC, Inc.1 .........      74,260
      5,917   Verity, Inc.1 ..............      79,235
      5,200   Versicor, Inc.1,2 ..........      56,108
      6,400   Vesta Insurance Group, Inc.       17,600
         78   Vialta, Inc.1 ..............          24
      5,600   ViaSat, Inc.1,2 ............      64,624
      5,300   Viasys Healthcare, Inc.1 ...      78,917
      4,761   Vical, Inc.1 ...............      16,521
      6,374   Vicor Corp.1 ...............      52,592
     10,800   Viewpoint Corp.1,2 .........      20,196
     10,490   Vintage Petroleum, Inc. ....     110,670
      3,700   Virage Logic Corp.1,2 ......      37,111

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
      1,100   Virginia Financial
               Group, Inc. ...............$     32,780
     10,400   VISX, Inc.1 ................      99,632
      2,000   Vital Signs, Inc. ..........      59,760
      7,300   VitalWorks, Inc.1 ..........      28,105
     46,700   Vitesse Semiconductor
               Corp.1,2 ..................     102,040
     15,100   Vitria Technology, Inc.1 ...      11,325
      9,400   VIVUS, Inc.1,2 .............      35,062
      1,400   Volt Information
               Sciences, Inc.1 ...........      23,940
     11,550   W Holding Co., Inc.2 .......     189,536
      6,100   W-H Energy Services, Inc1 ..      88,999
     19,000   W.R. Grace & Co.1 ..........      37,240
      7,400   Wabash National Corp.1,2 ...      62,012
      6,871   Wabtec Corp. ...............      96,469
      1,400   Wackenhut Corrections Corp.1      15,554
      9,871   Wallace Computer Services,
               Inc. ......................     212,325
      7,700   Walter Industries, Inc. ....      83,391
      7,700   Washington Real Estate
               Investment Trust 2 ........     196,350
      2,100   Washington Trust
               Bancorp, Inc. .............      41,013
      6,200   Waste Connections, Inc.1,2 .     239,382
      7,900   WatchGuard Technologies,
               Inc.1,2 ...................      50,410
      5,053   Watsco, Inc.--Class A ......      82,768
      4,100   Watson Wyatt and Co.
               Holdings 1 ................      89,175
      2,880   Watts Industries, Inc.--
               Class A ...................      45,331
      9,180   Wausau-Mosinee Paper Co. ...     103,000
     10,500   Waypoint Financial Corp. ...     186,900
      1,000   WCI Communities, Inc.1,2 ...      10,200
      4,200   WD-40 Co. ..................     110,964
      5,000   WebEx Communications, Inc.1,2     75,000
     11,500   webMethods, Inc.1 ..........      94,530
      4,700   Websense, Inc.1,2 ..........     100,397
      2,000   Weis Markets, Inc. .........      62,100
      8,900   Wellman, Inc. ..............     120,061
      8,933   Werner Enterprises, Inc. ...     192,327
      6,200   WesBanco, Inc. .............     145,018
      3,777   WESCO International, Inc.1 .      20,736
      3,700   West Coast Bancorp .........      56,055
      3,100   West Marine, Inc.1,2 .......      42,439
      2,436   West Pharmaceutical
               Services, Inc. ............      59,438
     12,000   Westar Energy, Inc.2 .......     118,800
      1,980   Westcorp, Inc. .............      41,580
     47,300   Western Digital Corp.1 .....     302,247
      4,800   Western Gas Resources, Inc.2     176,880
     15,100   Western Wireless Corp.--
               Class A 1 .................      80,030
      6,422   WestPoint Stevens, Inc.2 ...       3,789
      4,860   Westport Resources Corp.1 ..     101,088
      5,800   Wet Seal, Inc.--Class A 1 ..      62,414
      2,100   WFS Financial, Inc.1 .......      43,913
     12,390   WGL Holdings, Inc. .........     296,369
      5,500   White Electronic Designs
               Corp.1 ....................      42,075
      2,000   Whitehall Jewelers, Inc.1 ..      19,000
      6,489   Wild Oats Market, Inc.1,2 ..      66,966

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS December 31, 2002

     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
        200   Willow Grove Bancorp, Inc. .$      2,780
      5,500   Wilson Greatbatch
               Technologies, Inc.1,2 .....     160,600
      5,700   Wilsons the Leather
               Experts 1 .................      28,500
     17,500   Wind River Systems, Inc.1 ..      71,750
      2,447   Winnebago Industries2 ......      95,996
      2,200   Winston Hotels, Inc. .......      17,160
      4,150   Wintrust Financial Corp.2 ..     129,978
      6,000   Wireless Facilities, Inc.1 .      36,060
      4,500   Witness Systems, Inc.1 .....      15,480
      4,500   WMS Industries, Inc.1,2 ....      67,410
      8,900   Wolverine World Wide, Inc. .     134,479
      5,000   Women First HealthCare,
               Inc.1,2 ...................      22,805
      2,267   Woodhead Industries, Inc. ..      25,617
      2,500   Woodward Governor Co.2 .....     108,750
      2,200   World Acceptance Corp.1 ....      16,742
      1,400   World Fuel Services Corp. ..      28,700
      2,922   World Wrestling Federation
               Entertainment, Inc.1 ......      23,522
          1   Worldwide Exceed Group, Inc.1         --
     16,932   Worthington Industries, Inc.     258,044
      8,100   WPS Resources Corp.2 .......     314,442
      4,600   Wright Medical Group, Inc.1       80,311
      2,800   WSFS Financial Corp. .......      92,316
     26,600   Wyndham International, Inc.--
               Class A 1 .................       6,118
      3,200   X-Rite, Inc. ...............      22,368
      6,300   Xicor, Inc.1 ...............      23,499
     11,200   XM Satellite Radio
               Holdings, Inc.1,2 .........      30,128
      6,948   Yankee Candle Co., Inc.1 ...     111,168
      2,600   Yardville National Bancorp .      44,824
      6,400   Yellow Corp.1 ..............     161,222
      3,861   Young Broadcasting Corp.--
               Class A 1,2 ...............      50,849
      2,700   Zenith National
               Insurance Corp. ...........      63,504
      2,400   Zoll Medical Corp.1,2 ......      85,608
      5,756   Zomax, Inc.1 ...............      24,463
      6,000   Zoran Corp.1,2 .............      84,420
      4,822   Zygo Corp.1 ................      33,706
                                          ------------
TOTAL COMMON STOCKS
   (Cost $181,847,819) ...................  144,273,376
                                          ------------

  PRINCIPAL
    AMOUNT/
     SHARES   SECURITY                          VALUE
-----------------------------------------------------------
SHORT-TERM INSTRUMENTS--1.67%
              U.S. TREASURY BILLS 4--1.67%
 $  297,000    1.22%, 01/02/03 ...........$    296,990
    170,000    1.39%, 01/16/03 3 .........     169,920
    146,000    1.21%, 01/23/03 ...........     145,899
  1,218,000    1.13%, 02/06/03 ...........   1,216,646
    618,000    1.17%, 03/27/03 2 .........     616,327
                                          ------------
                                             2,445,782
                                          ------------
TOTAL SHORT-TERM INSTRUMENTS
   (Cost $2,445,753) .....................   2,445,782
                                          ------------
TOTAL INVESTMENTS
   (Cost $184,293,572) ........ 100.48%   $146,719,158

SECURITIES LENDING COLLATERAL--29.67%
 43,321,134   Scudder Daily Assets
                Fund Institutional
                (Cost
                $43,321,134) ..  29.67      43,321,134
LIABILITIES IN EXCESS OF
   OTHER ASSETS ............... (30.15)    (44,026,366)
                                ------    ------------
NET ASSETS .................... 100.00%   $146,013,926
                                ======    ============

--------------------------------------------------------------------------------
1 Non-income producing security for the year ended December 31, 2002.
2 All or a portion of this security was on loan (see Note 9). The value of all securities loaned at December 31, 2002 amounted to $41,164,270.
3 Held as collateral for future contracts.
4 Rates shown represent effective yield at time of purchase.
5 Closed end mutual fund.
6 Rights.
REIT--Real Estate Investment Trust.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES

                                                               DECEMBER 31, 2002

ASSETS
   Investments at value (cost $184,293,572) ............................  $ 146,719,158
   Collateral for securities on loan (cost $43,321,134) ................     43,321,134
   Cash ................................................................            162
   Receivable for securities sold ......................................          1,510
   Receivable for capital shares sold ..................................        474,209
   Dividends and interest receivable ...................................        226,317
   Variation margin receivable for future contracts ....................          2,350
   Other assets ........................................................          2,731
                                                                          -------------
Total assets ...........................................................    190,747,571
                                                                          -------------
LIABILITIES
   Payable for securities purchased ....................................        280,886
   Payable for collateral under securities lending agreements ..........     43,321,134
   Payable for capital shares redeemed .................................        992,949
   Advisory fees payable ...............................................         45,790
   12B-1 fees payable ..................................................            522
   Administration fee payable ..........................................         26,317
   Custody fee payable .................................................          9,805
   Accrued expenses and other ..........................................         56,242
                                                                          -------------
Total liabilities ......................................................     44,733,645
                                                                          -------------
NET ASSETS .............................................................  $ 146,013,926
                                                                          =============
COMPOSITION OF NET ASSETS
   Paid-in capital .....................................................  $ 190,501,832
   Undistributed net investment income .................................      1,509,541
   Accumulated net realized loss on investments and futures transactions     (8,373,736)
   Net unrealized depreciation of investments and futures contracts ....    (37,623,711)
                                                                          -------------
NET ASSETS .............................................................  $ 146,013,926
                                                                          =============
NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding)
   Class A 1 ...........................................................  $        8.45
                                                                          =============
   Class B 2 ...........................................................  $        8.44
                                                                          =============

--------------------------------------------------------------------------------
1 Net asset value, redemption price and offering price per share (based on net assets of $143,846,751 and 17,028,617 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

2 Net asset value, redemption price and offering price per share (based on net assets of $2,167,175 and 256,761 shares outstanding at December 31, 2002 and $0.001 par value, unlimited number of shares authorized).

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS

                                                                           FOR THE YEAR ENDED
                                                                            DECEMBER 31, 2001
INVESTMENT INCOME
   Dividends (net of foreign tax withheld of $831) ............................  $  2,178,194
   Interest ...................................................................        77,619
   Securities lending income ..................................................       152,286
                                                                                 ------------
TOTAL INVESTMENT INCOME .......................................................     2,408,099
                                                                                 ------------
EXPENSES
   Advisory fees ..............................................................       546,060
   Administration and services fees ...........................................       160,018
   Custodian fees .............................................................        80,000
   Transfer agent fees ........................................................        63,500
   Professional fees ..........................................................        38,780
   Printing and shareholder reports ...........................................        38,250
   Trustees fees ..............................................................        20,269
   Amortization of organizational costs .......................................         2,701
   12B-1 fees (Class B Shares) ................................................         2,143
   Registration fees ..........................................................         1,342
   Miscellaneous ..............................................................         1,318
                                                                                 ------------
Total expenses ................................................................       954,381
Less: fee waivers .............................................................      (252,303)
                                                                                 ------------
Net expenses ..................................................................       702,078
                                                                                 ------------
NET INVESTMENT INCOME .........................................................     1,706,021
                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURES CONTRACTS
   Net realized gain (loss) from:
     Investment transactions ..................................................    (3,317,735)
     Futures transactions .....................................................    (1,160,047)
   Net change in unrealized appreciation/depreciation of investments
     and futures contracts ....................................................   (35,517,739)
                                                                                 ------------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FUTURE CONTRACTS ...   (39,995,521)
                                                                                 ------------
NET DECREASE IN NET ASSETS FROM OPERATIONS ....................................  $(38,289,500)
                                                                                 ============

See Notes to Financial Statements.
--------------------------------------------------------------------------------
Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                                                        2002            2001
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment income ....................................  $   1,706,021   $   1,268,018
   Net realized loss from investment and
     futures transactions ...................................     (4,477,782)     (3,583,674)
   Net change in unrealized appreciation/depreciation of
     investments and futures contracts ......................    (35,517,739)      6,060,847
                                                               -------------   -------------
Net increase (decrease) in net assets from operations .......    (38,289,500)      3,745,191
                                                               -------------   -------------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income:
     Class A Shares .........................................     (1,121,448)       (869,012)
     Class B Shares .........................................        (18,422)             --
   Net realized gain on investment and futures transactions:
     Class A Shares .........................................        (84,253)     (6,995,814)
     Class B Shares .........................................         (1,765)             --
                                                               -------------   -------------
Total distributions .........................................     (1,225,888)     (7,864,826)
                                                               -------------   -------------
CAPITAL SHARE TRANSACTIONS
   Net increase resulting from Class A Shares ...............     31,443,771      51,767,090
   Net increase resulting from Class B Shares ...............      2,343,495              --
                                                               -------------   -------------
   Net increase in net assets from capital share transactions     33,787,266      51,767,090
                                                               -------------   -------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....................     (5,728,122)     47,647,455
                                                               -------------   -------------
NET ASSETS
   Beginning of year ........................................    151,742,048     104,094,593
                                                               -------------   -------------
   End of year (including undistributed net investment income
     of $1,509,541 and $1,139,136, respectively) ............  $ 146,013,926   $ 151,742,048
                                                               =============   =============

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS A SHARES
                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                       2002         2001          2000           1999          1998
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF YEAR ................  $10.73       $11.10        $11.61         $10.06        $10.51
                                                     ------       ------        ------         ------        ------
INCOME (LOSS) FROM INVESTMENT
   OPERATIONS
   Net investment income 1 ........................    0.10         0.06          0.10           0.09          0.06
   Net realized and unrealized gain (loss) on
     investments and futures contracts ............   (2.31)        0.16         (0.55)          1.92         (0.30)
                                                     ------       ------        ------         ------        ------
Total from investment operations ..................   (2.21)        0.22         (0.45)          2.01         (0.24)
                                                     ------       ------        ------         ------        ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ..........................   (0.06)       (0.06)        --             (0.12)        (0.05)
   Net realized gain from investment
     and futures transactions .....................   (0.01)       (0.53)        (0.06)         (0.34)        (0.16)
                                                     ------       ------        ------         ------        ------
Total distributions ...............................   (0.07)       (0.59)        (0.06)         (0.46)        (0.21)
                                                     ------       ------        ------         ------        ------
NET ASSET VALUE, END OF YEAR ......................  $ 8.45       $10.73        $11.10         $11.61        $10.06
                                                     ======       ======        ======         ======        ======
TOTAL INVESTMENT RETURN2 ..........................  (20.58)%       2.07%        (3.87)%        20.16%        (2.18)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of year
     (000s omitted) ...............................$143,847     $151,742      $104,095        $55,559       $36,744
   Ratios to average net assets:
     Net investment income ........................    1.09%        1.07%         1.13%          1.14%         1.18%
     Expenses after waivers
        and/or reimbursements .....................    0.45%        0.45%         0.45%          0.45%         0.45%
     Expenses before waivers
        and/or reimbursements .....................    0.61%        0.63%         0.69%          1.18%         1.58%
   Portfolio turnover rate ........................      40%          44%           51%            68%           30%

--------------------------------------------------------------------------------
1 Calculated based on average shares.

2 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. If fees for the advisor and administrator were not waived the total return would have been lower.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

 CLASS B SHARES                                                FOR THE PERIOD
                                                             APRIL 30, 2002 1
                                                                      THROUGH
                                                            DECEMBER 31, 2002

PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE, BEGINNING OF PERIOD ................................ $11.23
                                                                      ------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
   Net investment income2 ...........................................   0.06
   Net realized and unrealized gain (loss) on
      investments and futures contracts .............................  (2.79)
                                                                      ------
Total from investment operations ....................................  (2.73)
                                                                      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ............................................  (0.05)
   Net realized gain on investment and futures transactions .........  (0.01)
                                                                      ------
Total distributions .................................................  (0.06)
                                                                      ------
NET ASSET VALUE, END OF PERIOD ...................................... $ 8.44
                                                                      ======
TOTAL INVESTMENT RETURN3 ............................................ (24.34)%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period (000s omitted) ......................... $2,167
   Ratios to average net assets:
     Net investment income ..........................................   1.11%4
     Expenses after waivers and/or reimbursements ...................   0.70%4
     Expenses before waivers and/or reimbursements ..................   0.88%4
   Portfolio turnover rate ..........................................     40%

--------------------------------------------------------------------------------
1 Commencement of Operations.

2 Calculated based on average shares.

3 Total investment return is calculated assuming an initial investment made at the net asset asset value at the beginning of the period, reinvestment of all distributions at net asset value during the period and redemption on the last day of the period. Total return calculated for a period of less than one year is not annualized. If fees for the advisor and administrator were not waived the total return would have been lower.

4 Annualized.

See Notes to Financial Statements.
--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
A. ORGANIZATION
Deutsche Asset Management VIT Funds (the 'Trust') is registered under the Investment Company Act of 1940 (the 'Act'), as amended, as a diversified, open-end management investment company. The Trust is organized as a business trust under the laws of the Commonwealth of Massachusetts. Scudder VIT Small Cap Index Fund (the 'Fund') is one of the funds the Trust offers to investors.

The Fund offers two classes of shares to investors: Class A Shares and Class B Shares. All shares have equal rights with respect to voting except that shareholders vote separately on matters affecting their rights as holders of a particular series or class.

The investment objective of the Fund is to replicate, as closely as possible (before the deduction of expenses) the performance of the Russell 2000 Index, which emphasizes stocks of small U.S. companies.

B. VALUATION OF SECURITIES
Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading. Equity securities are valued at the most recent sale price reported on the exchange (U.S. or foreign) or over-the-counter market on which the security is traded most extensively. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Money market instruments purchased with an original or remaining maturity of sixty days or less, maturing at par, are valued at amortized cost.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Trustees.

C. SECURITIES TRANSACTIONS, INVESTMENT INCOME AND OTHER
Securities transactions are recorded on trade date. Realized gains and losses are determined by comparing the proceeds of a sale or the cost of a purchase with a specific offsetting transaction.

Dividend income is recorded on the ex-dividend date. Interest income, including amortization of premiums and accretion of discounts, is accrued daily. Estimated expenses are also accrued daily.

Distribution fees specifically attributable to a class are allocated to that class. All other expenses, income, gains and losses are allocated among the classes based upon their relative net assets.

The Trust accounts separately for the assets, liabilities and operations of each of the funds. Expenses directly attributable to a fund are charged to that fund, while the expenses that are attributable to the Trust are allocated among the funds based upon the relative net assets of each fund.

D. DISTRIBUTIONS
The Fund pays annual dividends from its net investment income and makes annual distributions of any net realized capital gains to the extent they exceed capital loss carryforwards. The Fund records dividends and distributions on its books on the ex-dividend date.

E. FEDERAL INCOME TAXES
It is the Fund's policy to continue to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income taxes have been accrued.

F. FUTURES CONTRACTS
The Fund may buy or sell financial futures contracts on established futures exchanges. Under the terms of a financial futures contract, the Fund agrees to receive or deliver a specific amount of a financial instrument at a specific price on a specific date.

The Fund's investments in financial futures contracts are designed to closely replicate the benchmark index used by the Fund.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

When the Fund enters into a futures contract, it is required to make a margin deposit equal to a percentage of the face value of the contract. While the contract is outstanding, the Fund may be required to make additional deposits or may have part of its deposit returned as a result of changes in the relationship between the face value of the contract and the value of the underlying security. The Fund records these payments as unrealized gains or losses. When entering into a closing transaction, the Fund realizes a gain or loss.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

G. SECURITIES LENDING

The Fund may lend securities to financial institutions. The Fund retains beneficial ownership of the securities it has loaned and continues to receive interest and dividends paid by the securities and to participate in any changes in their market value. The Fund requires the borrowers of the securities to maintain collateral with the Fund in the form of cash and/or government securities equal to 102% of the value of domestic securities and 105% of the value of international securities. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral. Either the Fund or the borrower may terminate the loan. The Fund is subject to all risks associated with the investment of any cash collateral received, including, but not limited to, interest rate, market, credit and liquidity risk associated with such investments. At December 31, 2002, $43,321,134 of cash collateral was invested in the Scudder Daily Assets Fund Institutional.

H. ORGANIZATION COST
Costs incurred in connection with the Fund's organization were amortized on a straight-line basis over five years beginning on August 22, 1997.

I. ESTIMATES
In preparing its financial statements in conformity with accounting principles generally accepted in the United States, management makes estimates and assumptions. Actual results may be different.

NOTE 2--FEES AND TRANSACTIONS
        WITH AFFILIATES
Deutsche Asset Management, Inc. ('Advisor'), an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor. The Fund pays the Advisor an annual fee based on its average daily net assets, which is calculated daily and paid monthly at the annual rate of 0.35%.

The Advisor has voluntarily agreed to waive its fees and/or reimburse expenses of the Fund, to the extent necessary, to limit all expenses to 0.45% of average daily net assets for Class A Shares and 0.70% of average daily net assets for Class B Shares until April 30, 2003.

Deutsche Bank Trust Company Americas ('Custodian'), an affiliate of the Advisor, is the Fund's custodian. The Fund pays the custodian an annual fee.

Certain officers and trustees of the Fund are also officers or directors of Deutsche Asset Management. These persons are not paid by the Fund for serving in these capacities.

NOTE 3--OTHER FEES
PFPC Inc. ('Administrator') is the Fund's Administrator and Transfer Agent. The Fund pays the Administrator an annual fee based on its average daily net assets which is calculated daily and paid monthly.

The Fund pays the Distributor (PFPC Inc.) an annual fee, pursuant to Rule 12b-1, which is calculated daily and paid monthly at the annual rate of 0.25% of the Class B Shares average daily net assets.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 4--CAPITAL SHARE TRANSACTIONS
Transactions in capital shares were as follows:

                                                    Class A Shares
              ----------------------------------------------------
                      For the Year Ended        For the Year Ended
                       December 31, 2002         December 31, 2001
              -----------  -------------  ----------  ------------
                   Shares         Amount      Shares        Amount
              -----------  -------------  ----------  ------------
Sold           19,190,646  $ 188,561,139  13,385,489  $143,500,725
Reinvested        142,348      1,205,701     740,568     7,864,834
Redeemed      (16,447,587)  (158,323,069) (9,362,230)  (99,598,469)
              -----------  -------------  ----------  ------------
Net increase    2,885,407  $  31,443,771   4,763,827  $ 51,767,090
              ===========  =============  ==========  ============

                          Class B Shares
              --------------------------
                          For the Period
                        April 30, 2002 1
                                 through
                       December 31, 2002
              -----------  -------------
                   Shares         Amount
              -----------  -------------
Sold              789,983    $ 6,953,582
Reinvested          2,377         20,135
Redeemed         (535,599)    (4,630,222)
                 --------    -----------
Net increase      256,761    $ 2,343,495
                 ========    ===========

--------------------------------------------------------------------------------
1 Commencement of operations.

NOTE 5--PURCHASE AND SALE OF
        INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than U.S. Government and short-term obligations, for the year ended December 31, 2002, were $99,719,614 and $61,253,575, respectively.


NOTE 6--FEDERAL INCOME TAX
At December 31, 2002, capital contributions, accumulated undistributed net investment income, and accumulated net realized gain (loss) from investments have been adjusted for current period permanent book/tax differences which arose principally from adjustments related to dividends and other non-taxable distributions received by the Fund, and reclassification of REIT dividends and REIT return of capital adjustments. These reclassifications resulted in the following increases/(decreases) in the components of net assets:

 Undistributed       Undistributed
Net Investment        Net Realized               Paid-in
        Income           Gain/Loss               Capital
--------------       -------------               -------
     $(195,746)           $194,964                  $782

For federal income tax purposes, the tax basis of investments held at December 31, 2002 was $189,022,610. The net unrealized depreciation for all securities based on tax cost was $42,303,452. The aggregate gross unrealized appreciation for all investments at December 31, 2002 was $9,905,414 and the aggregate gross unrealized depreciation for all investments was $52,208,866. The difference between book basis and tax-basis unrealized appreciation/depreciation is primarily attributable to the tax deferral of losses on wash sales.

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Distributions during the year ended December 31, 2002 and 2001 were characterized as follows for tax purposes:

Distributions paid from:           2002            2001
-----------------------            ----            ----
Ordinary income              $1,141,647      $4,674,915
Net long term capital gains      84,241       3,189,911

At December 31, 2002, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income             $  1,509,541
Accumulated capital loss                  $ (3,693,995)
Unrealized appreciation/(depreciation)    $(42,303,452)

At December 31, 2002, the Portfolio had capital loss carryovers available as a reduction against future net realized capital gains of $3,693,995, all of which expires in 2010.

NOTE 7--LINE OF CREDIT
The Fund participates with other affiliated entities in an unsecured revolving credit facility with a syndicate of banks in the amount of $200,000,000, which expires April 25, 2003. A commitment fee is apportioned among the participants based on their relative net assets. The Fund did not borrow during the period.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS

NOTE 8--FUTURES CONTRACTS The Fund had the following open contracts at December 31, 2002:

Type of                                              Market     Unrealized
Future       Expiration    Contracts   Position       Value   Depreciation
------       ----------    ---------   --------      ------   ------------
Russell 2000      March
  Index Future     2003           11       Long  $2,107,600       $(49,297)

The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the Statement of Assets and Liabilities. The 'market value' presented above represents the Fund's total exposure in such contracts whereas only the net unrealized appreciation/(depreciation) is reflected in the Fund's net assets. Risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments, 2) an imperfect correlation between the price of the contracts and the underlying index and 3) the possibility of an illiquid secondary market.

At December 31, 2002, the Fund pledged securities with a value of $169,920 to cover margin requirements on open futures contracts.

NOTE 9--SUBSEQUENT EVENTS
On September 27, 2002, Deutsche Bank AG agreed to the sale of its global passive equity, enhanced equity and passive fixed income businesses to Northern Trust Investments, Inc. ('NTI'), a subsidiary of Northern Trust Company. Under this agreement, it is proposed that Deutsche Asset Management, Inc. ('DeAM, Inc.') would continue as investment advisor of the Fund and that NTI would become a sub-advisor to the Fund, subject to Board and shareholder approval and satisfaction of certain other conditions, within three to six months from the date of closing of the transaction. From the date of the closing of the transaction (on January 31, 2003) until the shareholders of the Fund approve the sub-advisory agreement with NTI, the investment advisory personnel who provide services to the Fund will be employees of NTI but will be seconded (leased) from NTI to DeAM, Inc. and will continue to manage the Fund pursuant to the current advisory agreement. After the shareholders approve the new sub-advisory agreement, the employees will no longer be leased to DeAM, Inc., but are expected to continue to provide services to the Fund under the sub-advisory agreement as employees of NTI.

On November 5, 2002, Deutsche Bank AG ('DBAG') agreed to sell its Global Securities Services business to State Street Bank, Inc. ('State Street'). This sale included U.S. custody, securities lending, and other processing services located in Europe, Asia, and the Americas and closed on January 31, 2003 (the 'Closing Date'). The actual transition and migration of assets, technology, and infrastructure will take more than a year to complete. Deutsche Bank Trust Company Americas ('DBT Co.') currently is the custodian to the Fund. DBT Co.'s custody business is one of the businesses affected by the transaction with State Street. Since many of DBT Co.'s employees will become State Street employees on the Closing Date, the Fund's Board approved on December 16, 2002 an interim outsourcing arrangement that allows State Street to provide custodial services to the Fund, subject to DBT Co. oversight. Furthermore, the Fund currently uses DBT Co. and DBAG, NY ('Deutsche') as its securities lending agent. Therefore, in connection with the transaction, the Board on January 13, 2003 approved an interim outsourcing arrangement that allows a State Street subsidiary to perform certain aspects of securities lending services for the Fund, subject to oversight from Deutsche. On or about February 24, 2003, the Board will consider whether to appoint State Street as the Fund's permanent custodian. At a later date, Deutsche Asset Management will make recommendations to the Fund's Board regarding its securities lending program, but Deutsche will remain as securities lending agent until such time as the Board approves a new securities lending agent for the Fund.

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT AUDITORS

To the Shareholders and Board of Trustees
Deutsche Asset Management VIT Funds--
Scudder VIT Small Cap Index Fund

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Scudder VIT Small Cap Index Fund as of December 31, 2002, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2002, by correspondence with the custodians and brokers or by other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Scudder VIT Small Cap Index Fund at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.

                                                           /S/ Ernst & Young LLP
Philadelphia, Pennsylvania
February 7, 2003

--------------------------------------------------------------------------------

Scudder VIT Small Cap Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST


The overall business and affairs of the Fund are supervised by its Board of Trustees. The Board approves all significant agreements between the Fund and persons or companies furnishing services to the Fund, including the Fund's agreements with its investment advisor, administrator, distributor, custodian and transfer agent. The Board of Trustees and the executive officers are responsible for exercising the Fund's powers except those reserved for the shareholders and those assigned to the Fund's advisor, DeAM, Inc., or other service providers. Each Trustee holds office until he or she resigns, is removed or a successor is elected and qualified. Each Officer is annually elected to serve until he or she resigns, is removed or a successor has been duly elected and qualified.

On July 30, 2002, the shareholders of the Trust approved the election of new Trustees. The following information is provided for each newly elected Trustee of the Fund. The first section of the table lists information for each Trustee who is not an 'interested person' of the Fund (as defined in the 1940 Act) (an 'Independent Trustee'). Information for each Non-Independent Trustee (an 'Interested Trustee') follows. The Interested Trustee is considered to be an interested person as defined by the 1940 Act because of his employment with either the Fund's advisors and/or underwriter or their affiliates. The mailing address for the Trustees and Officers with respect to Fund operations is One South Street, Baltimore, Maryland, 21202.

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard R. Burt                      Chairman, IEP Advisors, Inc. (July 1998 to               67
2/3/47                               present); Chairman of the Board, Weirton Steel
Trustee since 2002                   Corporation 3 (April 1996 to present); Member
                                     of the Board, Hollinger International, Inc.3
                                     (publishing) (1995 to present), HCL
                                     Technologies Limited (information technology)
                                     (April 1999 to present), UBS Mutual Funds
                                     (formerly known as Brinson and Mitchell
                                     Hutchins families of funds) (registered
                                     investment companies) (1995 to present); and
                                     Member, Textron Inc.3 International Advisory
                                     Council (July 1996 to present). Formerly,
                                     Partner, McKinsey & Company (consulting)
                                     (1991-1994) and U.S. Chief Negotiator in
                                     Strategic Arms Reduction Talks (START) with
                                     former Soviet Union and U.S. Ambassador to the
                                     Federal Republic of Germany (1985-1991); Member
                                     of the Board, Homestake Mining 3 (mining and
                                     exploration) (1998-February 2001), Archer
                                     Daniels Midland Company 3 (agribusiness
                                     operations) (October 1996-June 2001) and Anchor
                                     Gaming (gaming software and equipment) (March
                                     1999-December 2001).
-----------------------------------------------------------------------------------------------------------
S. Leland Dill                       Trustee, Phoenix Zweig Series Trust (since               65
3/28/30                              September 1989), Phoenix Euclid Market Neutral
Trustee since 2002                   Funds (since May 1998) (registered investment
                                     companies); Retired (since 1986). Formerly,
                                     Partner, KPMG Peat Marwick (June 1956-June
                                     1986); Director, Vintners International Company
                                     Inc. (June 1989-May 1992), Coutts (USA)
                                     International (January 1992-March 2000), Coutts
                                     Trust Holdings Ltd., Coutts Group (March
                                     1991-March 1999); General Partner, Pemco
                                     (investment company) (June 1979-June 1986).
-----------------------------------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Martin J. Gruber                     Nomura Professor of Finance, Leonard N. Stern            66
7/15/37                              School of Business, New York University (since
Trustee since 2002                   1964); Trustee, CREF (since 2000); Director,
                                     S.G. Cowen Mutual Funds (1985-2001), Japan
                                     Equity Fund, Inc. (since 1992), Thai Capital
                                     Fund, Inc. (since 2000) and Singapore Fund,
                                     Inc. (since 2000) (registered investment
                                     companies).
-----------------------------------------------------------------------------------------------------------
Joseph R. Hardiman                   Private Equity Investor (1997 to present);               65
05/27/37                             Director, Soundview Technology Group Inc.
Trustee since 2002                   (investment banking) (July 1998 to present),
                                     Corvis Corporation 3 (optical networking
                                     equipment) (July 2000 to present), Brown
                                     Investment Advisory & Trust Company (investment
                                     advisor) (February 2001 to present), The Nevis
                                     Fund (registered investment company) (July 1999
                                     to present), and ISI Family of Funds
                                     (registered investment companies) (March 1998
                                     to present). Formerly, Director, Circon Corp.3
                                     (medical instruments) (November 1998-January
                                     1999); President and Chief Executive Officer,
                                     The National Association of Securities Dealers,
                                     Inc. and The NASDAQ Stock Market, Inc.
                                     (1987-1997); Chief Operating Officer of Alex.
                                     Brown & Sons Incorporated (now Deutsche Bank
                                     Securities Inc.) (1985-1987); General Partner,
                                     Alex. Brown & Sons Incorporated (now Deutsche
                                     Bank Securities Inc.) (1976-1985).
-----------------------------------------------------------------------------------------------------------
Richard J. Herring                   Jacob Safra Professor of International Banking           65
2/18/46                              and Professor, Finance Department, The Wharton
Trustee since 2002                   School, University of Pennsylvania (since
                                     1972); Director, Lauder Institute of
                                     International Management Studies (since 2000);
                                     Co-Director, Wharton Financial Institutions
                                     Center (since 2000) and Vice Dean and Director,
                                     Wharton Undergraduate Division (1995-2000).
-----------------------------------------------------------------------------------------------------------
Graham E. Jones                      Senior Vice President, BGK Realty, Inc.                  65
01/31/33                             (commercial real estate) (since 1995); Trustee,
Trustee since 2002                   8 open-end mutual funds managed by Weiss, Peck
                                     & Greer (since 1985) and Trustee of 22 open-end
                                     mutual funds managed by Sun Capital Advisers,
                                     Inc. (since 1998).
-----------------------------------------------------------------------------------------------------------
Rebecca W. Rimel                     President and Chief Executive Officer, The Pew           65
4/10/51                              Charitable Trusts (charitable foundation) (1994
Trustee since 2002                   to present). Formerly, Executive Director, The
                                     Pew Charitable Trusts (1988-1994); Director,
                                     ISI Family of Funds (registered investment
                                     companies) (1997-1999) and Director and
                                     Executive Vice President, The Glenmede Trust
                                     Company (investment trust and wealth management
                                     (1994-2002).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,                                                                          NUMBER OF
POSITION WITH THE                                                                             FUNDS IN THE
TRUST AND LENGTH OF                  BUSINESS EXPERIENCE AND DIRECTORSHIPS                    FUND COMPLEX
TIME SERVED 1,2                      DURING THE PAST 5 YEARS                                  OVERSEEN
-----------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
-----------------------------------------------------------------------------------------------------------
Philip Saunders, Jr.                 Principal, Philip Saunders Associates (Economic          65
10/11/35                             and Financial Consulting) (since 1988).
Trustee since 2002                   Formerly, Director, Financial Industry
                                     Consulting, Wolf & Company (consulting)
                                     (1987-1988); President, John Hancock Home
                                     Mortgage Corporation (1984-1986); Senior Vice
                                     President of Treasury and Financial Services,
                                     John Hancock Mutual Life Insurance Company,
                                     Inc. (1982-1986).
-----------------------------------------------------------------------------------------------------------
William N. Searcy                    Pension & Savings Trust Officer, Sprint                  65
09/03/46                             Corporation 3 (telecommunications) (since
Trustee since 2002                   1989); Trustee of 22 open-end mutual funds
                                     managed by Sun Capital Advisers, Inc. (since
                                     1998).
-----------------------------------------------------------------------------------------------------------
Robert H. Wadsworth                  President, Robert H. Wadsworth Associates, Inc.          68
1/29/40                              (consulting firm) (1982 to present); Formerly,
Trustee since 2002                   President and Trustee, Trust for Investment
                                     Managers (registered investment company)
                                     (1999-2002). President, Investment Company
                                     Administration, L.L.C. (1992*-July 2001);
                                     President, Treasurer and Director, First Fund
                                     Distributors, Inc. (1990-January 2002); Vice
                                     President, Professionally Managed Portfolios
                                     (1999-2002) and Advisors Series Trust
                                     (1997-2002) (registered investment companies);
                                     and President, Guinness Flight Investment
                                     Funds, Inc. (registered investment company).
                                     * Inception date of the corporation which was the
                                     predecessor to the L.L.C.
-----------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES
-----------------------------------------------------------------------------------------------------------
Richard T. Hale 4                    Managing Director, Deutsche Bank Securities              199
7/17/45                              Inc. (formerly Deutsche Banc Alex. Brown Inc.)
Trustee since 2002 and               and Deutsche Asset Management (1999 to
Chairman since 2002                  present); Director and President, Investment
                                     Company Capital Corp. (registered investment
                                     advisor) (1996 to present); Director, Deutsche
                                     Global Funds, Ltd. (2000 to present), CABEI
                                     Fund (2000 to present), North American Income
                                     Fund (2000 to present) (registered investment
                                     companies); President, DB Hedge Strategies Fund
                                     LLC (June 2002 to present), Montgomery Street
                                     Securities, Inc. (2002 to present) (registered
                                     investment companies); Vice President, Deutsche
                                     Asset Management, Inc. (2000 to present);
                                     formerly, Director, ISI Family of Funds
                                     (registered investment company; 4 funds
                                     overseen) (1992-1999).
-----------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Scudder VIT EAFE(R) Equity Index Fund
--------------------------------------------------------------------------------
TRUSTEES AND OFFICERS OF THE TRUST

NAME, DATE OF BIRTH,
POSITION WITH THE
TRUST AND LENGTH OF              BUSINESS EXPERIENCE AND DIRECTORSHIPS
TIME SERVED 1,2                  DURING THE PAST 5 YEARS
--------------------------------------------------------------------------------
OFFICERS
--------------------------------------------------------------------------------
William F. Glavin, Jr.5          Managing Director of Deutsche Asset Management,
8/30/58                          Inc., Vice President and Director of Scudder
President since 2002             Distributors, Inc., Trustee, Crossroads for
                                 Kids, Inc. (serves at risk children).
--------------------------------------------------------------------------------
Kenneth Murphy 5                 Vice President, Deutsche Asset Management
10/13/63                         (2000-present). Formerly, Director, John
Vice President and Anti-Money    Hancock Signature Services (1992-2001); Senior
Laundering Compliance            Manager, Prudential Mutual Fund Services
Officer since 2002               (1987-1992).
--------------------------------------------------------------------------------
Charles A. Rizzo 5               Director, Deutsche Asset Management (April 2000
8/5/57                           to present); Formerly, Vice President and
Treasurer since 2002             Department Head, BT Alex. Brown Incorporated
                                 (Deutsche Bank Securities Inc.) (1998-1999);
                                 Senior Manager, Coopers & Lybrand L.L.P. (now
                                 PricewaterhouseCoopers L.L.P.) (1993-1998).
--------------------------------------------------------------------------------
Daniel O. Hirsch                 Managing Director, Deutsche Asset Management
3/27/54                          (2002-present) and Director, Deutsche Global
Secretary since 1999             Funds Ltd. (2002-present). Formerly, Director,
                                 Deutsche Asset Management (1999-2002),
                                 Principal, BT Alex. Brown Incorporated (now
                                 Deutsche Bank Securities Inc.) (1998-1999);
                                 Assistant General Counsel, United States
                                 Securities and Exchange Commission (1993-1998).
--------------------------------------------------------------------------------

TAX INFORMATION (Unaudited)
December 31, 2002

Dividends Received Deduction: Of the ordinary income (including short-term capital gain) distributions made by the Scudder VIT Small Cap Index Fund during the fiscal year ended December 31, 2002, 88.01% qualify for the dividend received deduction available to corporate shareholders.


--------------------------------------------------------------------------------

1 Unless otherwise indicated, the mailing address of each Director and Officer with respect to fund operations is One South Street, Baltimore, MD 21202.

2 Length of time served represents the date each Trustee or Officer first began serving in that position with Deutsche Asset Management VIT Funds Trust of which these Funds are a series.

3 A publicly held company with securities registered pursuant to Section 12 of the Securities Exchange Act of 1934.

4 Mr. Hale is a Trustee who is an 'interested person' within the meaning of
  Section 2(a)(19) of the 1940 Act. Mr. Hale is Vice President of the Advisor and a Managing Director of Deutsche Asset Management, the U.S. asset management unit of Deutsche Bank and its affiliates.

5 Address: Two International Place, Boston, Massachusetts.

The Fund's Statement of Additional Information includes additional information about the Fund Trustees. To receive your free copy of the Statement of Additional Information, call the customer service center at the telephone number shown in the accompanying Contract prospectus.

--------------------------------------------------------------------------------

About the Fund's Advisor

Deutsche Asset Management, Inc., an indirect, wholly-owned subsidiary of Deutsche Bank AG, is the Fund's Advisor.

Scudder Investments is part of Deutsche Asset Management, which is the marketing name in the United States for the asset management activities of Deutsche Bank AG, Deutsche Investment Management Americas Inc., Deutsche Asset Management Inc., Deutsche Bank Securities Inc., Deutsche Asset Management Investment Services Ltd., Deutsche Bank Trust Company Americas and Scudder Trust Company.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation.



Distributed by:
PFPC Distributors, Inc.
760 Moore Road
King of Prussia, PA 19406

[LOGO OMITTED]
SCUDDER
INVESTMENTS

A Member of
DEUTSCHE ASSET MANAGEMENT [LOGO OMITTED]

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

VIT4AR (12/31/02)
[LOGO OMITTED]    Printed on recycled paper